UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8104
                                     -------------------------------------------

                          Touchstone Funds Group Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
 -------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:      09/30
                         -----------------------------------

Date of reporting period:   12/31/09
                          ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Capital Appreciation Fund-- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 92.5%                            SHARES              VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 21.7%
Accenture PLC- Class A                             2,215         $       91,923
Cisco Systems, Inc.*                               5,710                136,697
Dell, Inc.*                                       10,855                155,878
Google, Inc.- Class A*                               190                117,796
Microsoft Corp.                                    5,455                166,323
Nokia OYJ- ADR                                     7,000                 89,950
Paychex, Inc.                                      4,220                129,301
QUALCOMM, Inc.                                     1,750                 80,955
--------------------------------------------------------------------------------
                                                                        968,823
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.8%
Colgate-Palmolive Co.                              1,490                122,403
CVS Caremark Corp.                                 5,710                183,919
PepsiCo, Inc.                                      2,470                150,176
Procter & Gamble Co.                               2,625                159,154
Sysco Corp.                                        4,890                136,627
Wal-Mart Stores, Inc.                              2,420                129,349
--------------------------------------------------------------------------------
                                                                        881,628
--------------------------------------------------------------------------------

HEALTH CARE -- 19.0%
Celgene Corp.*                                       565                 31,459
Genzyme Corp.*                                       980                 48,030
Gilead Sciences, Inc.*                               850                 36,788
Johnson & Johnson                                  2,880                185,501
Medtronic, Inc.                                    4,065                178,779
Patterson Cos., Inc.*                              4,630                129,547
Stryker Corp.                                      2,445                123,154
Waters Corp.*                                      1,850                114,626
--------------------------------------------------------------------------------
                                                                        847,884
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.3%
Danaher Corp.                                      1,905                143,256
Donaldson Co., Inc.                                2,160                 91,886
Rockwell Automation, Inc.                             55                  2,584
Rockwell Collins, Inc.                             1,900                105,184
United Technologies Corp.                          2,295                159,296
--------------------------------------------------------------------------------
                                                                        502,206
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.6%
O'Reilly Automotive, Inc.*                         3,600                137,232
PetSmart, Inc.                                     3,960                105,692
Staples, Inc.                                      5,660                139,180
Strayer Education, Inc.                              435                 92,433
--------------------------------------------------------------------------------
                                                                        474,537
--------------------------------------------------------------------------------

ENERGY -- 5.4%
Exxon Mobil Corp.                                  2,315                157,860
Schlumberger Ltd.                                  1,260                 82,013
--------------------------------------------------------------------------------
                                                                        239,873
--------------------------------------------------------------------------------

FINANCIALS -- 4.7%
Goldman Sachs Group, Inc.                            720                121,565
JPMorgan Chase & Co.                               2,160                 90,007
--------------------------------------------------------------------------------
                                                                        211,572
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $    4,126,523
--------------------------------------------------------------------------------

INVESTMENT FUND -- 9.8%
Touchstone Institutional
    Money Market Fund^                           437,376         $      437,376
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.3%
(Cost $4,320,805)                                                $    4,563,899

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.3%)                                                    (102,118)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    4,461,781
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  4,126,523   $         --    $         --    $  4,126,523
Investment Fund         437,376              --              --         437,376
                    ------------------------------------------------------------
                                                                   $  4,563,899

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 44.3%
            FINANCIALS -- 14.2%
$   15,000  Ameriprise Financial, Inc.,
                7.300%, 6/28/19                                   $      16,681
    25,000  Bank of America Corp,
                7.375%, 5/15/14                                          28,368
    30,000  Bank of America Corp.,
                5.750%, 12/1/17                                          30,721
    30,000  Brandywine Operating
                Partnership LP, 7.500%, 5/15/15                          30,483
    25,000  Cantor Fitzgerald LP, 144a,
                7.875%, 10/15/19                                         24,466
    20,000  Capital One Financial Corp.,
                7.375%, 5/23/14                                          22,645
    12,000  CB Richard Ellis Services, Inc.,
                11.625%, 6/15/17                                         13,320
    30,000  Citigroup Capital XXI, 8.300%, 12/21/57(a)                   28,875
    25,000  Commonwealth Bank of Australia,
                144a, 5.000%, 10/15/19                                   24,821
    25,000  Duke Realty LP, 8.250%, 8/15/19                              26,124
    20,000  General Electric Capital Corp.,
                0.453%, 1/8/16(a)                                        18,132
    30,000  Glencore Funding LLC, 144a,
                6.000%, 4/15/14                                          30,692
    40,000  Goldman Sachs Group, Inc.,
                6.000%, 5/1/14                                           43,751
    40,000  Healthcare Realty Trust, Inc.,
                6.500%, 1/17/17                                          39,623
     5,000  Host Hotels & Resorts LP, Ser O,
                6.375%, 3/15/15                                           4,900
    25,000  Jefferies Group, Inc., 6.250%, 1/15/36                       19,922
    25,000  JP Morgan Chase & Co.,
                6.300%, 4/23/19                                          27,502
     8,000  Kansas City Southern Railway,
                8.000%, 6/1/15                                            8,290
    20,000  Lazard Group LLC, 7.125%, 5/15/15                            20,763
    15,000  Liberty Mutual Group, Inc.,
                144a, 10.750%, 6/15/58(a)                                15,900
    25,000  Macquarie Group Ltd., 144a,
                7.300%, 8/1/14                                           27,012
    20,000  MetLife, Inc., 10.750%, 8/1/39                               24,629
    40,000  National Rural Utilities Cooperative
                Finance Corp., 10.375%, 11/1/18                          53,003
    15,000  Nationwide Mutual Insurance Co.,
                144a, 9.375%, 8/15/39                                    15,835
    15,000  Pacific Life Insurance Co.,
                9.250%, 6/15/39                                          17,321
    20,000  Principal Financial Group, Inc.,
                7.875%, 5/15/14                                          22,074
    25,000  ProLogis, 7.625%, 8/15/14                                    26,143
    15,000  ProLogis, 7.375%, 10/30/19                                   14,796
    20,000  Raymond James Financial, Inc.,
                8.600%, 8/15/19                                          21,637
    20,000  Regions Financial Corp.,
                7.750%, 11/10/14                                         19,724
    15,000  Simon Property Group LP,
                6.750%, 5/15/14                                          15,985
    25,000  Simon Property Group LP,
                10.350%, 4/1/19                                          31,402
    20,000  Teachers Insurance & Annuity
                Assoc, 144a, 6.850%, 12/16/39                            20,675
    50,000  Teco Finance, Inc., 6.750%, 5/1/15                           53,693
    15,000  Terremark Worldwide, Inc., 144a,
                12.000%, 6/15/17                                         16,575
    10,000  USB Capital XIII Trust, 6.625%, 12/15/39                     10,163
    15,000  Westpac Banking Corp.,
                4.875%, 11/19/19                                         14,805
    20,000  Willis North America, Inc.,
                6.200%, 3/28/17                                          19,826
    15,000  Zions Bancorp., 7.750%, 9/23/14                              13,237
--------------------------------------------------------------------------------
                                                                        914,514
--------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 6.2%
   100,000  American Express Credit Account
                Master Trust, Ser 2008-1, Class A,
                0.683%, 8/15/13(a)                                       99,912
    48,000  Banc of America Commercial
                Mortgage, Inc., Ser 2007-1,
                Class A4, 5.451%, 1/15/49                                42,329
    31,000  Banc of America Funding Corp., Ser
                2006-G, Class 3A2, 5.750%, 7/20/36(a)                    23,367
    15,737  Bear Stearns Adjustable Rate
                Mortgage Trust, Ser 2004-1,
                Class 21A1, 3.634%, 4/25/34(a)                           13,896
   105,000  Chase Issuance Trust, Ser 2009-A7,
                Class A7, 0.683%, 9/17/12(a)                            105,125
    35,000  Citigroup Commercial Mortgage
                Trust, Ser 2007-C6, Class A4,
                5.700%, 12/10/49(a)                                      31,223
    11,112  GSR Mortgage Loan Trust, Ser 2004-9,
                Class 4A1, 3.302%, 8/25/34(a)                            10,404
    28,812  Structured Adjustable Rate
                Mortgage Loan Trust, Ser 2004-12,
                Class 6A, 3.225%, 9/25/34(a)                             24,446
    26,349  WaMu Mortgage Pass Through
                Certificates, Ser 2004-AR1,
                Class A, 3.668%, 3/25/34(a)                              23,961
    23,181  Wells Fargo Mortgage Backed
                Securities Trust, Ser 2007-5,
                Class 2A3, 5.500%, 5/25/22                               21,443
--------------------------------------------------------------------------------
                                                                        396,106
--------------------------------------------------------------------------------

            UTILITIES -- 4.6%
    10,000  AES Corp., 7.750%, 10/15/15                                  10,150
    15,000  AES Corp., 9.375%, 9/15/10                                   15,487
    25,000  Ameren Corp., 8.875%, 5/15/14                                28,081
     8,000  Copano Energy LLC, 8.125%, 3/1/16                             8,080

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Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 44.3% (CONTINUED)
            UTILITIES -- 4.6% (CONTINUED)
$   25,000  Energy Transfer Partners LP,
                9.700%, 3/15/19                                   $      30,878
    25,000  Exelon Generation Co. LLC,
                6.250%, 10/1/39                                          25,471
    15,000  Indiana Michigan Power Co.,
                7.000%, 3/15/19                                          16,727
    10,000  ITC Holdings Corp., 144a,
                5.500%, 1/15/20                                           9,742
    40,000  Nevada Power Co., 6.500%, 8/1/18                             42,863
     8,000  NRG Energy Inc, 7.250%, 2/1/14                                8,100
    15,000  Plains All American Pipeline LP,
                8.750%, 5/1/19                                           17,686
     8,000  Regency Energy Partners, 144a,
                9.375%, 6/1/16                                            8,520
    25,000  Sempra Energy, 6.000%, 10/15/39                              24,686
    25,000  Sempra Energy, 6.500%, 6/1/16                                27,113
    20,000  Williams Cos., Inc., 7.625%, 7/15/19                         22,420
--------------------------------------------------------------------------------
                                                                        296,004
--------------------------------------------------------------------------------

            MATERIALS -- 4.0%
    13,000  AK Steel Corp., 7.750%, 6/15/12                              13,130
    25,000  ArcelorMittal, 9.850%, 6/1/19                                32,335
    20,000  Barrick Australian Finance Pty Ltd.,
                144a, 5.950%, 10/15/39                                   19,519
    12,000  Cellu Tissue Holdings, 11.500%, 6/1/14                       13,320
     8,000  Clearwater Paper Corp., 144a,
                10.625%, 6/15/16                                          8,930
    12,000  Domtar Corp., 10.750%, 6/1/17                                14,100
    10,000  Freeport-McMoRan Copper &
                Gold, Inc., 8.375%, 4/1/17                               10,950
     5,000  International Paper Co.,
                7.300%, 11/15/39                                          5,305
    25,000  International Paper Co., 9.375%, 5/15/19                     30,729
    13,000  Neenah Paper, Inc., 7.375%, 11/15/14                         11,863
     5,000  Peabody Energy Corp., Ser B,
                6.875%, 3/15/13                                           5,056
    15,000  Rio Tinto Finance USA Ltd.,
                9.000%, 5/1/19                                           18,984
    10,000  Rock-Tenn Co., 8.200%, 8/15/11                               10,613
    12,000  Rock-Tenn Co., 9.250%, 3/15/16                               13,035
    12,000  Steel Dynamics Inc, 6.750%, 4/1/15                           11,895
    10,000  Teck Resources Ltd.,10.250%, 5/15/16                         11,650
    25,000   Vale Overseas Ltd., 5.625%, 9/15/19                         25,243
--------------------------------------------------------------------------------
                                                                        256,657
--------------------------------------------------------------------------------

            TELECOMMUNICATION SERVICES -- 3.5%
    50,000  AT&T, Inc., 6.700%, 11/15/13                                 56,412
    20,000  British Telecommunications PLC,
                9.625%, 12/15/30                                         25,484
     8,000  Frontier Communications Corp.,
                7.875%, 1/15/27                                           7,360
    15,000  NII Capital Corp., 144a, 8.875%, 12/15/19                    14,606
    14,000  Qwest Communications
                International, Inc., Ser B,
                7.500%, 2/15/14                                          14,053
     6,000  Sprint Nextel Corp, 8.375%, 8/15/17                           6,120
    25,000  Telecom Italia Capital SA,
                7.175%, 6/18/19                                          27,872
    66,000  Verizon Wireless Capital LLC, 144a,
                5.550%, 2/1/14                                           71,628
--------------------------------------------------------------------------------
                                                                        223,535
--------------------------------------------------------------------------------

            ENERGY -- 3.2%
    10,000  Berry Petroleum Co., 10.250%, 6/1/14                         10,875
    15,000  Bill Barrett Corp., 9.875%, 7/15/16                          15,975
    15,000  Chesapeake Energy Corp., 6.375%, 6/15/15                     14,700
    10,000  Chesapeake Energy Corp., 7.500%, 9/15/13                     10,175
     7,000  Encore Acquisition Co., 9.500%, 5/1/16                        7,385
    20,000  Geokinetics Holdings, Inc.,
                9.750%, 12/15/14                                         19,650
    10,000  Linn Energy LLC, 144a, 11.750%, 5/15/17                      11,225
    25,000  Nexen, Inc., 7.500%, 7/30/39                                 28,661
    30,000  Petrobras International Finance Co.,
                7.875%, 3/15/19                                          34,584
    13,000  Plains Exploration & Production Co.,
                7.750%, 6/15/15                                          13,228
    30,000  Pride International, Inc., 8.500%, 6/15/19                   34,650
     3,000  Quicksilver Resources, Inc.,
                11.750%, 1/1/16                                           3,405
--------------------------------------------------------------------------------
                                                                        204,513
--------------------------------------------------------------------------------

            CONSUMER DISCRETIONARY -- 2.7%
     8,000  AMC Entertainment, Inc., 8.750%, 6/1/19                       8,160
    15,000  Comcast Corp., 6.450%, 3/15/37                               15,466
    15,000  Discovery Communications LLC,
                5.625%, 8/15/19                                          15,488
    15,000  DISH DBS Corp., 6.375%, 10/1/11                              15,488
    10,000  DISH DBS Corp., 6.625%, 10/1/14                              10,087
     8,000  Ferrellgas Partners LP, 8.750%, 6/15/12                       8,100
    12,000  GameStop Corp., 8.000%, 10/1/12                              12,435
     8,000  Goodyear Tire & Rubber,
                10.500%, 5/15/16                                          8,840
     5,000  Lamar Media Corp, 7.250%, 1/1/13                              4,988
     5,000  Mediacom Broadband LLC,
                8.500%, 10/15/15                                          5,050
    20,000  News America, Inc., 144a,
                6.900%, 8/15/39                                          21,817
    10,000  Pokagon Gaming Auth., 144a,
                10.375%, 6/15/14                                         10,400
     7,000  Starwood Hotels & Resorts
                Worldwide, Inc., 7.875%, 10/15/14                         7,481
    10,000  Starwood Hotels & Resorts
                Worldwide, Inc., 7.875%, 5/1/12                          10,788
    10,000  Videotron Ltee, 6.875%, 1/15/14                              10,050
     9,000  Virgin Media Finance PLC,
                8.750%, 4/15/14                                           9,292
--------------------------------------------------------------------------------
                                                                        173,930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 44.3% (CONTINUED)
            INDUSTRIALS -- 2.0%
$   25,000  Allied Waste North America, Inc.,
                Ser B, 7.125%, 5/15/16                            $      26,625
    10,000  Aramark Services Inc., 8.500%, 2/1/15                        10,300
    15,000   Canadian Pacific Railway Co.,
                7.250%, 5/15/19                                          17,048
     6,000  Cornell Cos., Inc., 10.750%, 7/1/12                           6,128
    15,000  FedEx Corp., 8.000%, 1/15/19                                 18,067
    17,000  FTI Consulting, Inc., 7.625%, 6/15/13                        17,234
    15,000  L-3 Communications Corp.,
                6.125%, 7/15/13                                          15,150
    20,000  Roper Industries, Inc., 6.250%, 9/1/19                       20,821
--------------------------------------------------------------------------------
                                                                        131,373
--------------------------------------------------------------------------------

            CONSUMER STAPLES -- 1.8%
    20,000  Anheuser-Busch InBev Worldwide, Inc.,
                6.375%, 1/15/40                                          20,857
    15,000  Anheuser-Busch InBev Worldwide, Inc.,
                5.375%, 11/15/14                                         15,881
    25,000  Bunge Ltd. Finance Corp.,
                8.500%, 6/15/19                                          28,498
    25,000  CVS Caremark Corp., 6.600%, 3/15/19                          27,357
    20,000  CVS Pass-Through Trust, 144a,
                7.507%, 1/10/32                                          20,950
--------------------------------------------------------------------------------
                                                                        113,543
--------------------------------------------------------------------------------

            HEALTH CARE -- 1.3%
     5,000  Biomet, Inc., 10.000%, 10/15/17                               5,431
    20,000  Boston Scientific Corp., 6.000%, 1/15/20                     20,436
    13,000  Community Health Systems,
                8.875%, 7/15/15                                          13,455
    11,000  HCA, Inc., 9.250%, 11/15/16                                  11,811
    15,000  Mead Johnson Nutrition Co., 144a,
                4.900%, 11/1/19                                          14,872
    20,000  Teva Pharmaceutical Finance Co. LLC,
                6.150%, 2/1/36                                           20,658
--------------------------------------------------------------------------------
                                                                         86,663
--------------------------------------------------------------------------------

            INFORMATION TECHNOLOGY -- 0.5%
    15,000  Agilent Technologies, Inc.,
                5.500%, 9/14/15                                          15,723
     5,000  Crown Castle International Corp.,
                9.000%, 1/15/15                                           5,325
    10,000  Xerox Corp., 6.750%, 12/15/39                                10,075
--------------------------------------------------------------------------------
                                                                         31,123
--------------------------------------------------------------------------------

            MUNICIPAL BOND -- 0.3%
    15,000  Corp. Andina de Fomento, 8.125%, 6/4/19                      17,332
--------------------------------------------------------------------------------

            TOTAL CORPORATE BONDS                                 $   2,845,293
--------------------------------------------------------------------------------

            U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS -- 23.5%
    69,258  FHLMC, Pool #G04346, 6.000%, 6/1/38                          73,607
   136,354  FHLMC Gold, Pool #G01838,
                5.000%, 7/1/35                                          140,260
    37,079  FNMA, Pool #888405, 6.000%, 12/1/36                          38,124
   230,994  FNMA, Pool #911586, 6.000%, 4/1/37                          245,034
    34,206  FNMA, Pool #745275, 5.000%, 2/1/36                           35,170
   158,049  FNMA, Pool #256717, 5.500%, 5/1/22                          167,477
   120,000  FNMA, 5.500%, 1/1/34                                        125,606
   154,034  FNMA, Pool #889684, 5.500%, 8/1/37                          161,799
    99,166  FNMA, Pool #995023, 5.500%, 8/1/37                          104,166
   270,716  FNMA, Pool #929317, 5.500%, 3/1/38                          283,688
    58,000  FNMA Pool #8230, 4.500%, 1/1/40                              57,891
    73,000  FNMA Pool #23690, 5.000%, 1/1/36                             74,905
--------------------------------------------------------------------------------

            TOTAL U.S. GOVERNMENT
            MORTGAGE-BACKED OBLIGATIONS                           $   1,507,727
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 18.7%
    10,000  U.S. Treasury Bond, 3.500%, 2/15/39                           8,190
   350,000  U.S. Treasury Note, 1.750%, 11/15/11                        354,416
   250,000  U.S. Treasury Note, 4.875%, 6/30/12                         271,133
    50,000  U.S. Treasury Note, 1.375%, 9/15/12                          49,766
    85,000  U.S. Treasury Note, 3.375%, 7/31/13                          89,223
   200,000  U.S. Treasury Note, 1.875%, 4/30/14                         195,891
   250,000  U.S. Treasury Note, 2.750%, 2/15/19                         230,156
--------------------------------------------------------------------------------

            TOTAL U.S. TREASURY OBLIGATIONS                       $   1,198,775
--------------------------------------------------------------------------------

            FOREIGN BONDS -- 6.4%
   119,000  Australia Government Bond,
                Ser 126, 4.500%, 4/15/20                                 96,655
    50,000  Australia Government Bond,
                Ser 125, 6.250%, 6/15/14                                 46,812
    55,000  Canadian Treasury Bill, Ser 182,
                0.000%, 5/27/10                                          52,269
    35,000  France Government Bond OAT,
                3.750%, 10/25/19                                         50,537
    35,000  Italy Buoni Poliennali Del Tesoro,
                4.250%, 3/1/20                                           50,655
    80,000  New Zealand Government Bond,
                Ser 1217, 6.000%, 12/15/17                               58,668
    75,000  New Zealand Government Bond,
                Ser 521, 6.000%, 5/15/21                                 53,777
--------------------------------------------------------------------------------

            TOTAL FOREIGN BONDS                                   $     409,373
--------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 3.5%
    35,000  Banc of America Commercial
                Mortgage, Inc., Ser 2006-2,
                Class A4, 5.738%, 5/10/45(a)                             34,395
    54,000  Bear Stearns Commercial Mortgage
                Securities Inc., Ser 2007-PW16,
                Class A4, 5.719%, 1/1/10(a)                              49,084

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Touchstone Funds Group Trust - Portfolio of Investments
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 3.5% (CONTINUED)
$   58,000  Greenwich Capital Commercial
                Funding Corp., Ser 2007-GG9,
                Class A4, 5.444%, 3/10/39                         $      51,246
    61,000  JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Ser 2007-CB19, Class A4,
                5.746%, 2/12/49(a)                                       53,374
    37,602  Structured Asset Securities Corp.,
                Ser 2003-26A, Class 3A5,
                3.269%, 9/25/33(a)                                       33,393
--------------------------------------------------------------------------------

            TOTAL MORTGAGE-BACKED SECURITIES                      $     221,492
--------------------------------------------------------------------------------

            ASSET-BACKED SECURITIES -- 1.5%
    50,000  Banc of America Commercial
                Mortgage, Inc., Ser 2008-1,
                Class A4, 6.166%, 4/25/34(a)                             44,919
    60,000  Bear Stearns Commercial Mortgage
                Securities, Ser 2007-PW17,
                Class A4, 5.694%, 6/11/50(a)                             52,535
--------------------------------------------------------------------------------

            TOTAL ASSET-BACKED SECURITIES                         $      97,454
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                              VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 10.3%
   663,412  Touchstone Institutional
                Money Market Fund^                                $     663,412
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 108.2%
            (Cost $6,975,484)                                     $   6,943,526

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (8.2%)                                  (524,745)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                                  $   6,418,781
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

FNMA  -- Federal National Mortgage Association


FHLMC -- Federal Home Loan Mortgage Corporation


PLC   -- Public Limited Company


144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $388,185 or 6.1% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Asset-Backed
  Securities        $          --  $     97,454    $         --    $     97,454
Corporate Bonds                --     2,845,293              --       2,845,293
Foreign Bonds                  --       409,373              --         409,373
Investment Fund           663,412            --              --         663,412
Mortgage-Backed
  Securities                   --       221,492              --         221,492
U.S. Government
  Mortgage-Backed
  Obligations                  --     1,507,727              --       1,507,727
U.S. Treasury
  Obligations                  --     1,198,775              --       1,198,775
                    ------------------------------------------------------------
                                                                   $  6,943,526

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Emerging Markets Equity Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------
                                                                      MARKET
COMMON STOCKS -- 84.7%                            SHARES              VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 16.9%
Akbank TAS (Turkey)                               21,400           $    135,045
Banco Bradesco SA (Brazil)                         7,100                148,107
Banco Compartamos SA de CV (Mexico)                7,100                 36,658
Bank Mandiri Tbk PT (Indonesia)                  177,900                 88,714
Busan Bank (South Korea)*                          5,700                 68,241
China Overseas Land & Investment Ltd.
    (Hong Kong)                                   63,100                132,195
CIMB Group Holdings Bhd (Malaysia)                21,200                 79,395
First Pacific Co. (Hong Kong)                    192,700                117,103
Grupo Financiero Banorte SAB de CV-
    Class O (Mexico)                              16,700                 60,249
Industrial & Commercial Bank of
    China (China)                                100,000                 82,346
Kasikornbank PCL (Thailand)                       37,100                 96,710
Keppel Land Ltd. (Singapore)                      37,900                 93,639
Shinhan Financial Group Co. Ltd.
    (South Korea)*                                 1,700                 63,028
Standard Bank Group Ltd. (South Africa)            5,600                 76,605
Wharf Holdings Ltd. (Hong Kong)                   22,100                126,816
--------------------------------------------------------------------------------
                                                                      1,404,851
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.4%
Cafe de Coral Holdings Ltd. (Hong Kong)           31,600                 72,292
Consorcio ARA SAB de CV (Mexico)*                 73,200                 50,936
Daphne International Holdings Ltd.
    (Hong Kong)                                  126,300                101,417
Foschini Ltd. (South Africa)                       9,100                 73,892
Genting Malaysia BHD (Malaysia)                   89,400                 73,272
Giant Manufacturing Co. Ltd. (Taiwan)             27,000                 75,790
Grupo Televisa SA- ADR (Mexico)                    2,900                 60,204
Hankook Tire Co. Ltd. (South Korea)*               5,200                113,800
JD Group Ltd. (South Africa)                      11,300                 74,798
Land and Houses PCL (Thailand)                   296,400                 59,044
Lojas Americanas SA (Brazil)*                     14,600                130,010
Lojas Renner SA (Brazil)                           6,600                148,727
Massmart Holdings Ltd. (South Africa)              6,400                 77,177
Ports Design Ltd. (Hong Kong)                     47,300                145,818
Shangri-La Asia Ltd. (Hong Kong)                  14,800                 27,866
Wal-Mart de Mexico SAB de CV (Mexico)             18,200                 81,136
--------------------------------------------------------------------------------
                                                                      1,366,179
--------------------------------------------------------------------------------

MATERIALS -- 15.6%
China BlueChemical Ltd. (China)                  169,300                103,388
Cia de Minas Buenaventura SA- ADR (Peru)           2,700                 90,369
Eldorado Gold Corp. (Canada)*                     10,835                153,784
Fibria Celulose SA (Brazil)*                       5,200                116,553
Gerdau SA (Brazil)                                 6,800                113,619
Impala Platinum Holdings Ltd. (South Africa)       3,700                100,727
POSCO (South Korea)                                  100                 52,704
Randgold Resources Ltd.- ADR (Jersey, C.I.)        2,100                166,152
Siam Cement PLC (Thailand)                         9,400                 66,657
Trakya Cam Sanayi AS (Turkey)*                    65,600                 81,480
Vale SA- ADR (Brazil)                              3,000                 87,090
Vale SA  (Brazil)                                  3,300                 79,851
Yamana Gold, Inc. (Canada)                         7,600                 86,758
--------------------------------------------------------------------------------
                                                                      1,299,132
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.1%
ASM Pacific Technology Ltd. (Hong Kong)           14,300                135,184
Infosys Technologies Ltd.- ADR (India)             2,500                138,175
Samsung Electronics Co. Ltd. (South Korea)           100                 68,531
Taiwan Semiconductor
    Manufacturing Co. Ltd.- ADR (Taiwan)          15,000                171,600
VTech Holdings Ltd. (Hong Kong)                   17,100                163,076
--------------------------------------------------------------------------------
                                                                        676,566
--------------------------------------------------------------------------------

ENERGY -- 7.7%
CNOOC Ltd. (Hong Kong)                            63,200                 98,449
PetroChina Co. Ltd.- Class H (China)              27,400                 32,570
Petroleo Brasileiro SA (Brazil)                   10,000                210,379
PTT Exploration & Production PLC (Thailand)       15,900                 66,458
Tenaris SA- ADR (Luxembourg)                       2,500                106,625
Thai Oil PLC (Thailand)                           48,800                 62,486
Tupras Turkiye Petrol Rafine (Turkey)              3,400                 67,546
--------------------------------------------------------------------------------
                                                                        644,513
--------------------------------------------------------------------------------

MISCELLANEOUS -- 5.3%
JPM Bharat Forge Ltd. Pnote (United States)*      13,200                 77,224
JPM Bharat Heavy Electricals Pnote
    (United States)*                               1,500                 77,480
JPM ITC Ltd. Pnote (United States)*               13,000                 70,075
JPM Oil & Natural Gas Corp. Ltd. Pnote
    (United States)*                               2,900                 73,423
JPM Piramal Healthcare Ltd. Pnote
    (United States)*                               8,500                 68,143
JPM Reliance Industries Ltd. Pnote
    (United States)*                               3,200                 75,004
--------------------------------------------------------------------------------
                                                                        441,349
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.2%
British American Tobacco Malaysia Bhd
    (Malaysia)                                     6,300                 78,647
Fomento Economico Mexicano
    SAB de CV- ADR (Mexico)                        1,100                 52,668
Kimberly-Clark de Mexico SAB de CV-
    Class A (Mexico)                              17,200                 77,033
SABMiller PLC (United Kingdom)                     2,800                 82,352
Tingyi Cayman Islands Holding Corp. (China)       56,900                140,781
--------------------------------------------------------------------------------
                                                                        431,481
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.4%
All America Latina Logistica SA (Brazil)          12,810                119,726
Gamuda Bhd (Malaysia)                             43,800                 33,216
Weichai Power Co. Ltd.- Class H (China)           16,500                132,316
--------------------------------------------------------------------------------
                                                                        285,258
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Emerging Markets Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 84.7% (CONTINUED)                SHARES              VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.0%
America Movil SAB de CV- ADR (Mexico)              1,900         $       89,262
Telekomunikasi Indonesia Tbk PT (Indonesia)       95,900                 96,154
Turkcell Iletisim
Hizmet AS (Turkey)                                 8,500                 60,167
--------------------------------------------------------------------------------
                                                                        245,583
--------------------------------------------------------------------------------

UTILITIES -- 1.9%
Cez AS (Czech Republic)                            1,200                 56,170
Cia Energetica de Minas Gerais  (Brazil)           5,700                103,280
--------------------------------------------------------------------------------
                                                                        159,450
--------------------------------------------------------------------------------

HEALTH CARE -- 1.2%
Teva Pharmaceutical Industries Ltd.-
    ADR (Israel)                                   1,700                 95,506
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $    7,049,868
--------------------------------------------------------------------------------

INVESTMENT FUND -- 14.6%
Touchstone Institutional
    Money Market Fund^                         1,216,041         $    1,216,041
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $7,547,688)                                                $    8,265,909

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                            58,071
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    8,323,980
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  7,049,868   $         --    $         --    $  7,049,868
Investment Fund        1,216,041             --              --       1,216,041
                    ------------------------------------------------------------
                                                                   $  8,265,909

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Global Equity Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCKS -- 1.5%                          SHARES              VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.5%
Henkel AG & Co. KGaA (Germany)                       881         $       46,206
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.0%
INDUSTRIALS -- 20.5%
Alstom SA (France)                                 1,110                 77,531
Ansaldo STS SpA (Italy)                            4,600                 87,557
Daiseki Co. Ltd. (Japan)                           3,000                 60,536
De La Rue PLC (United Kingdom)                     4,740                 75,381
G4S PLC (United Kingdom)                          21,570                 90,466
Japan Steel Works Ltd. (Japan)                     8,000                102,063
Prysmian SpA (Italy)                               4,000                 69,733
Shaw Group, Inc. (United States)*                  3,300                 94,875
--------------------------------------------------------------------------------
                                                                        658,142
--------------------------------------------------------------------------------

MATERIALS -- 18.9%
Agnico-Eagle Mines Ltd. (Canada)                   2,040                110,160
Goldcorp, Inc. (Canada)                            3,000                118,020
Lihir Gold Ltd. (Papua New Guinea)                24,300                 70,869
Mosaic Co. (United States)                           850                 50,770
Syngenta AG (Switzerland)                            399                112,567
Yamana Gold, Inc. (Canada)                         5,800                 66,004
Yara International ASA (Norway)                    1,750                 79,180
--------------------------------------------------------------------------------
                                                                        607,570
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 13.3%
Bezeq Israeli Telecommunication Corp. Ltd.
    (Israel)                                      20,500                 51,766
France Telecom SA (France)                         3,900                 97,331
Hutchison Telecommunications Hong Kong
    Holdings Ltd. (Hong Kong)                    172,000                 29,143
Koninklijke KPN NV (Netherlands)                   7,200                122,228
Millicom International Cellula
    (United States)                                  420                 30,983
Swisscom AG (Switzerland)                            250                 95,510
--------------------------------------------------------------------------------
                                                                        426,961
--------------------------------------------------------------------------------

HEALTH CARE -- 13.3%
Bayer AG (Germany)                                 1,008                 80,562
Bristol-Myers Squibb Co. (United States)           3,700                 93,425
Eisai Co. Ltd. (Japan)                             1,200                 44,143
Novartis AG (Switzerland)                          1,424                 77,685
Sanofi-Aventis SA (France)                           822                 64,563
Tsumura & Co. (Japan)                              2,100                 67,926
--------------------------------------------------------------------------------
                                                                        428,304
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.6%
Cott Corp. (Canada)*                               6,660                 54,612
Davide Campari-Milano SpA (Italy)                  6,250                 65,278
Hain Celestial Group, Inc. (United States)*        1,960                 33,340
Kimberly-Clark Corp. (United States)                 440                 28,032
Koninklijke Ahold NV (Netherlands)                 3,620                 47,900
Sara Lee Corp. (United States)                     6,700                 81,606
SSL International PLC (United Kingdom)             2,680                 33,872
Thai Beverage PLC (Thailand)                     173,000                 30,164
--------------------------------------------------------------------------------
                                                                        374,804
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.6%
Genting Bhd (Malaysia)                            37,800                 80,925
Television Broadcasts Ltd. (Hong Kong)            14,000                 67,253
--------------------------------------------------------------------------------
                                                                        148,178
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 3.7%
Check Point Software Technologies
    (United States)*                                 940                 31,847
Invensys PLC (United Kingdom)                     10,300                 49,581
TomTom NV (Netherlands)*                           4,250                 37,665
--------------------------------------------------------------------------------
                                                                        119,093
--------------------------------------------------------------------------------

UTILITIES -- 3.1%
Allegheny Energy, Inc. (United States)             1,950                 45,786
CLP Holdings Ltd. (Hong Kong)                      8,000                 54,133
--------------------------------------------------------------------------------
                                                                         99,919
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $   2,862,971
--------------------------------------------------------------------------------

INVESTMENT FUND -- 9.8%
Touchstone Institutional
    Money Market Fund^                           315,708          $     315,708
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $3,109,627)                                                 $   3,224,885

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                                                       (8,301)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   3,216,584
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  2,862,971   $         --    $         --    $  2,862,971
Investment Fund          315,708             --              --         315,708
Preferred Stock           46,206             --              --          46,206
                    ------------------------------------------------------------
                                                                   $  3,224,885

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Global Real Estate Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.0%                            SHARES              VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 99.0%
Alexandria Real Estate Equities, Inc.
    REIT (United States)                             230           $     14,787
Alstria Office REIT-AG REIT (Germany)              1,648                 18,475
AMB Property Corp.
REIT (United States)                                 510                 13,030
American Campus Communities, Inc.
    REIT (United States)                             820                 23,042
Apartment Investment & Management Co.-
    Class A REIT (United States)                     560                  8,915
Ascendas Real Estate Investment Trust
    REIT (Singapore)                              21,860                 34,310
AvalonBay Communities, Inc. REIT
    (United States)                                  590                 48,445
Big Yellow Group PLC REIT (United Kingdom)*        2,295                 13,082
Boston Properties, Inc. REIT (United States)         915                 61,369
Brandywine Realty Trust REIT (United States)       1,250                 14,250
British Land Co. PLC REIT (United Kingdom)         5,912                 45,552
Camden Property Trust REIT (United States)           290                 12,287
Canadian Apartment Properties REIT
    REIT (Canada)                                  1,000                 13,375
CapitaCommercial Trust REIT (Singapore)           21,790                 18,041
CapitaLand Ltd. (Singapore)                       27,330                 81,062
CapitaMall Trust REIT (Singapore)                 10,380                 13,246
CapitaMalls Asia Ltd. (Singapore)*                11,800                 21,331
CFS Retail Property Trust REIT (Australia)        16,900                 28,777
Cheung Kong Holdings Ltd. (Hong Kong)              2,000                 25,697
China Overseas Land & Investment Ltd.
    (Hong Kong)                                   31,000                 64,945
China Resources Land Ltd. (Hong Kong)                 40                     90
Commonwealth Property Office Fund
    REIT (Australia)                              19,840                 17,184
Corio NV REIT (Netherlands)                          361                 24,564
Corporate Office Properties Trust SBI MD
    REIT (United States)                             300                 10,989
Crombie Real Estate Investment Trust
    REIT (Canada)                                    800                  8,257
Derwent London PLC REIT (United Kingdom)             680                 14,459
Developers Diversified Realty Corp. REIT
    (United States)                                1,800                 16,668
Development Securities PLC (United Kingdom)        1,465                  8,047
Dexus Property Group REIT (Australia)             21,480                 16,297
Digital Realty Trust, Inc. REIT
    (United States)                                  525                 26,397
Douglas Emmett, Inc. REIT (United States)            920                 13,110
Duke Realty Corp. REIT (United States)             1,530                 18,620
EastGroup Properties, Inc. REIT
     (United States)                                 100                  3,828
Equity Residential REIT (United States)            1,270                 42,901
Essex Property Trust, Inc. REIT
    (United States)                                  255                 21,331
Eurocommercial Properties NV REIT
    (Netherlands)                                    638                 26,374
Federal Realty Investment Trust REIT
    (United States)                                  320                 21,670
Fukuoka REIT Corp. REIT (Japan)                        2                 10,456
Glimcher Realty Trust REIT (United States)         6,085                 16,429
Goodman Group REIT (Australia)                    26,060                 14,744
GPT Group REIT (Australia)                        98,640                 53,007
Great Portland Estates PLC REIT
    (United Kingdom)                               1,630                  7,549
Hammerson PLC REIT (United Kingdom)                3,637                 24,770
Hang Lung Properties Ltd. (Hong Kong)             17,000                 66,637
HCP, Inc. REIT (United States)                     1,550                 47,337
Health Care REIT, Inc. REIT (United States)          850                 37,672
Helical Bar PLC (United Kingdom)                   2,430                 13,401
Henderson Land Development Co. Ltd.
    (Hong Kong)                                    6,380                 47,670
Hongkong Land Holdings Ltd. (Hong Kong)           15,690                 77,665
Hospitality Properties Trust REIT
    (United States)                                  900                 21,339
Host Hotels & Resorts, Inc. REIT
    (United States)*                               2,323                 27,109
HRPT Properties Trust REIT (United States)         1,500                  9,705
Hufvudstaden AB- Class A (Sweden)                  3,022                 22,889
ICADE REIT (France)                                   79                  7,554
Japan Excellent, Inc. REIT (Japan)                     3                 13,378
Japan Real Estate Investment
    Corp. REIT (Japan)                                 2                 14,752
Kenedix Realty Investment Corp. REIT (Japan)           4                 10,957
Kerry Properties Ltd. (Hong Kong)                  6,130                 31,002
Kimco Realty Corp. REIT (United States)            2,510                 33,960
Klepierre REIT (France)                              489                 19,787
Land Securities Group PLC REIT
    (United Kingdom)                               3,470                 38,216
LaSalle Hotel Properties REIT (United States)        425                  9,023
Liberty Property Trust REIT (United States)          805                 25,768
Link REIT  REIT (Hong Kong)                           10                     26
Macerich Co. REIT (United States)                    769                 27,646
Mack-Cali Realty Corp. REIT (United States)          855                 29,557
Mitsubishi Estate Co. Ltd. (Japan)                 5,000                 79,872
Mitsui Fudosan Co. Ltd. (Japan)                    4,000                 67,669
Morguard Real Estate Investment
    Trust REIT (Canada)                            3,035                 37,707
Nationwide Health Properties, Inc.
    REIT (United States)                           1,120                 39,402
New World Development Ltd. (Hong Kong)             7,000                 14,260
Nippon Building Fund, Inc. REIT (Japan)                2                 15,208
Norwegian Property ASA (Norway)*                   2,400                  5,544
ProLogis REIT (United States)                      2,330                 31,898
ProLogis European Properties
    (Luxembourg)*                                  1,570                  9,611
Public Storage REIT (United States)                  690                 56,200
Regency Centers Corp. REIT (United States)           580                 20,335
RioCan Real Estate Investment
    Trust REIT (Canada)                            2,060                 38,899
Segro PLC REIT (United Kingdom)                    4,255                 23,616
Shenzhen Investment Ltd. (Hong Kong)              71,000                 29,951
Shimao Property Holdings Ltd. (Hong Kong)          7,000                 13,122
Simon Property Group, Inc.
    REIT (United States)                           1,746                139,331
Sino Land Co. Ltd. (Hong Kong)                     8,550                 16,458

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Global Real Estate Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                SHARES              VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 99.0% (CONTINUED)
Sino-Ocean Land Holdings Ltd. (China)                590         $          542
SL Green Realty Corp. REIT (United States)           570                 28,637
Societe de la Tour Eiffel REIT (France)              142                 10,712
Stockland REIT (Australia)                        12,280                 43,266
Sumitomo Realty & Development Co. Ltd.
    (Japan)                                        1,575                 29,748
Sun Hung Kai Properties Ltd. (Hong Kong)          10,505                156,180
Sunstone Hotel Investors, Inc. REIT
    (United States)*                               1,625                 14,430
Unibail-Rodamco SE REIT (France)                     819                179,691
United Urban Investment Corp. REIT (Japan)             3                 15,868
Vastned Retail NV REIT (Netherlands)                 348                 22,854
Ventas, Inc. REIT (United States)                  1,210                 52,925
Vornado Realty Trust REIT (United States)            923                 64,555
Wereldhave NV REIT (Netherlands)                     114                 10,875
Westfield Group REIT (Australia)                  15,440                172,807
Wharf Holdings Ltd. (Hong Kong)                    5,000                 28,691
Wihlborgs Fastigheter AB (Sweden)                  1,371                 25,259
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $    3,120,932
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.8%
Touchstone Institutional
    Money Market Fund^                            56,312                 56,312
--------------------------------------------------------------------------------

RIGHTS -- 0.0%
Prologis Rights, expiring 1/15/10                    530         $           --
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.8%
(Cost $3,044,687)                                                $    3,177,244

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                         (25,268)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    3,151,976
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  3,120,932   $         --    $         --    $  3,120,932
Investment Fund           56,312             --              --          56,312
Rights                       --              --              --              --
                    ------------------------------------------------------------
                                                                   $  3,177,244

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Healthcare and Biotechnology Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 92.0%                            SHARES              VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 92.0%
Abbott Laboratories                               27,810          $   1,501,462
Aetna, Inc.                                       33,800              1,071,460
Alexion Pharmaceuticals, Inc.*                    18,370                896,823
Align Technology, Inc.*+                           9,890                176,240
Allergan, Inc.                                     7,180                452,412
AllScripts Healthcare Solutions*                  11,760                237,905
AMERIGROUP Corp.*                                  4,980                134,261
AmerisourceBergen Corp.+                          31,680                825,898
Amgen, Inc.*                                      12,840                726,359
Cardinal Health, Inc.                              9,750                314,340
Cerner Corp.*+                                    16,380              1,350,367
Charles River Laboratories International,
  Inc.*                                            9,700                326,793
CIGNA Corp.+                                      36,140              1,274,658
Community Health Systems, Inc.*                    7,180                255,608
DaVita, Inc.*                                      6,790                398,845
Edwards Lifesciences Corp.*                        1,870                162,409
Emergency Medical Services Corp.- Class A*         4,940                267,501
Express Scripts, Inc.*                             5,570                481,526
Gilead Sciences, Inc.*                            29,170              1,262,478
Healthsouth Corp.*+                               13,880                260,528
Human Genome Sciences, Inc.*+                     25,130                768,978
ICON PLC- ADR*                                    13,090                284,446
Intuitive Surgical, Inc.*+                         1,330                403,416
Johnson & Johnson                                 13,430                865,026
LHC Group, Inc.*+                                  9,300                312,573
Life Technologies Corp.*                          13,940                728,086
McKesson Corp.                                     8,810                550,625
Medicis Pharmaceutical Corp.- Class A+            14,140                382,487
Medivation, Inc.*                                  2,550                 96,007
Momenta Pharmaceuticals, Inc.*+                    9,430                118,912
Novartis AG- ADR                                  11,710                637,375
Pfizer, Inc.                                     168,309              3,061,541
Pharmasset, Inc.*                                  5,920                122,544
Quality Systems, Inc.+                             2,540                159,487
Shire PLC- ADR                                    11,860                696,182
Tenet Healthcare Corp.*                           37,050                199,699
Teva Pharmaceutical Industries Ltd.- ADR+         15,740                884,273
Thermo Fisher Scientific, Inc.*                   16,300                777,347
United Therapeutics Corp.*                        18,240                960,336
UnitedHealth Group, Inc.                          40,740              1,241,755
Universal Health Services, Inc.- Class B          10,840                330,620
Waters Corp.*                                      5,220                323,431
Watson Pharmaceuticals, Inc.*                     30,080              1,191,469
WellPoint, Inc.*                                  18,850              1,098,767
Zimmer Holdings, Inc.*                             7,620                450,418
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   29,023,673
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 5.7%
HEALTH CARE -- 5.7%
Alcon, Inc. +                                      6,870              1,129,084
Biovail Corp.                                     22,750                317,590
SXC Health Solutions Corp. *                       6,480                349,596
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS                                      $    1,796,270

INVESTMENT FUNDS -- 26.0%
Invesco AIM Liquid Assets Portfolio**          7,833,580              7,833,580
Touchstone Institutional
    Money Market Fund^                           385,586                385,586
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    8,219,166
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.7%
(Cost $33,478,623)                                               $   39,039,109

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (23.7%)                                                  (7,481,044)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   31,558,065
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $7,584,071.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 30,819,943   $         --     $        --    $ 30,819,943
Investment Funds       8,219,166             --              --       8,219,166
                    ------------------------------------------------------------
                                                                   $ 39,039,109

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.8%
               FINANCIALS -- 20.6%
$     75,000   ACE Ina Holdings, Inc.,
                   5.700%, 2/15/17                                $      79,597
     370,000   Allstate Life Global Funding
                   Trusts, 5.375%, 4/30/13                              394,965
      25,000   American Express Bank FSB,
                   5.500%, 4/16/13                                       26,648
     200,000   American Express Co., 7.000%, 3/19/18                    220,254
     150,000   American Express Co., 4.875%, 7/15/13                    156,507
     210,000   American International Group,
                   5.450%, 5/18/17                                      169,954
     125,000   Ameriprise Financial, Inc.,
                   5.650%, 11/15/15                                     131,802
     200,000   Bank of America Corp., 5.650%, 5/1/18                    203,122
     200,000   Bank of America Corp., 5.750%, 12/1/17                   204,804
     275,000   Bank of America Corp., 7.400%, 1/15/11                   291,094
      30,000   Bank of America Corp., 5.750%, 8/15/16                    30,196
     470,000   Bank of New York Mellon,
                   4.600%, 1/15/20                                      459,378
      45,000   Bank One Corp., 5.900%, 11/15/11                          48,028
      40,000   Barclays Bank PLC, 6.750%, 5/22/19                        44,617
     500,000   Barclays Bank PLC, 5.000%, 9/22/16                       510,906
     200,000   Barclays Bank PLC, 5.450%, 9/12/12                       216,287
     325,000   BB&T Corp., 4.750%, 10/1/12                              338,329
     915,000   BB&T Corp., 6.850%, 4/30/19                            1,026,267
      30,000   Bear Stearns Cos. LLC,
                   6.400%, 10/2/17                                       32,702
     150,000   Bear Stearns Cos. LLC,
                   5.700%, 11/15/14                                     165,050
     500,000   Berkshire Hathaway Finance
                   Corp., 5.000%, 8/15/13                               537,652
      15,000   Capital One Financial Corp.,
                   4.800%, 2/21/12                                       15,473
     350,000   Capital One Financial Corp.,
                   5.700%, 9/15/11                                      367,630
     545,000   Citigroup, Inc., 5.000%, 9/15/14                         525,393
     175,000   Citigroup, Inc., 5.850%, 8/2/16                          171,339
     250,000   Citigroup, Inc., 6.125%, 11/21/17                        251,994
      40,000   CME Group, Inc., 5.750%, 2/15/14                          43,751
     200,000   Deutsche Bank AG, 6.000%, 9/1/17                         218,044
     475,000   Fifth Third Bancorp, 6.250%, 5/1/13                      489,067
     175,000   General Electric Capital Corp.,
                   5.625%, 5/1/18                                       179,330
   1,900,000   General Electric Capital Corp.,
                   5.450%, 1/15/13                                    2,019,861
     400,000   General Electric Capital Corp.,
                   6.000%, 6/15/12                                      431,163
     275,000   General Electric Capital Corp.,
                   5.400%, 2/15/17                                      280,663
     110,000   Genworth Financial, Inc.,
                   5.750%, 6/15/14                                      105,203
     315,000   Goldman Sachs Group, Inc.,
                   5.150%, 1/15/14                                      333,226
     500,000   Goldman Sachs Group, Inc.,
                   5.625%, 1/15/17                                      510,680
      35,000   Goldman Sachs Group, Inc.,
                   6.150%, 4/1/18                                        37,467
     945,000   Goldman Sachs Group, Inc.,
                   5.250%, 10/15/13                                   1,003,602
     300,000   HSBC Finance Corp., 5.500%, 1/19/16                      314,724
     185,000   HSBC Finance Corp., 5.000%, 6/30/15                      191,106
     500,000   Jefferies Group, Inc., 8.500%, 7/15/19                   546,565
     275,000   JPMorgan Chase & Co., 5.375%, 10/1/12                    297,586
     385,000   JPMorgan Chase & Co., 5.125%, 9/15/14                    406,084
     100,000   KeyBank NA, 5.800%, 7/1/14                                97,331
     530,000   Keycorp, 6.500%, 5/14/13                                 547,033
      85,000   M&I Marshall & Ilsley Bank,
                   4.850%, 6/16/15                                       66,670
     215,000   Merrill Lynch & Co., Inc.,
                   6.400%, 8/28/17                                      226,261
      75,000   Merrill Lynch & Co., Inc.,
                   6.150%, 4/25/13                                       80,262
     400,000   Merrill Lynch & Co., Inc.,
                   5.450%, 7/15/14                                      418,006
     170,000   MetLife, Inc., 6.125%, 12/1/11                           182,755
      20,000   MetLife, Inc., 5.000%, 6/15/15                            21,036
     200,000   Morgan Stanley, 5.375%, 10/15/15                         206,651
     200,000   Morgan Stanley, 5.300%, 3/1/13                           210,799
     170,000   Morgan Stanley, 4.750%, 4/1/14                           170,977
     100,000   National Australia Bank Ltd.,
                   8.600%, 5/19/10                                      103,071
     915,000   PNC Funding Corp., 6.700%, 6/10/19                     1,023,863
     280,000   PNC Funding Corp., 5.625%, 2/1/17                        277,459
     125,000   Principal Life Income Funding
                   Trusts, 5.100%, 4/15/14                              127,176
     125,000   Prudential Financial, Inc., 4.750%, 4/1/14               125,205
      30,000   Prudential Financial, Inc.,
                   4.750%, 9/17/15                                       30,420
     545,000   Regions Financial Corp.,
                   6.375%, 5/15/12                                      519,056
     125,000   Royal Bank of Canada, 4.125%, 1/26/10                    125,221
     325,000   Simon Property Group LP,
                   6.350%, 8/28/12                                      346,916
      25,000   Simon Property Group LP,
                   5.750%, 12/1/15                                       25,494
     200,000   SunTrust Bank, Inc., 5.250%, 11/5/12                     207,512
     300,000   SunTrust Bank, Inc., 6.375%, 4/1/11                      311,818
     100,000   Travelers Cos., Inc., 5.500%, 12/1/15                    108,328
   1,000,000   Travelers Cos., Inc., 5.900%, 6/2/19                   1,068,047
     250,000   Union Planters Corp., 4.375%, 12/1/10                    249,628
     185,000   Wachovia Bank NA, 5.000%, 8/15/15                        189,014
     375,000   Wachovia Corp., 5.750%, 2/1/18                           391,338
     170,000   Wells Fargo & Co., 6.375%, 8/1/11                        181,106
--------------------------------------------------------------------------------
                                                                     21,666,563
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.8% (CONTINUED)
               UTILITIES -- 8.7%
$     20,000   Arizona Public Service Co.,
                   8.750%, 3/1/19                                 $      23,301
   1,300,000   Boardwalk Pipelines LLC,
                   5.750%, 9/15/19                                    1,281,812
     150,000   Consolidated Edison Co. of NY,
                   5.850%, 4/1/18                                       160,672
     930,000   Consolidated Natural Gas Co.,
                   5.000%, 12/1/14                                      990,459
     100,000   Detroit Edison Co., 5.600%, 6/15/18                      105,546
     740,000   DTE Energy Co., 6.350%, 6/1/16                           768,946
     100,000   Duke Energy Carolinas, 5.300%, 10/1/15                   109,042
     425,000   Duke Energy Carolinas, 6.250%, 1/15/12                   459,477
     860,000   Energy Transfer Partners,
                   5.950%, 2/1/15                                       911,259
     650,000   Enterprise Products Operating,
                   9.750%, 1/31/14                                      775,761
      25,000   Exelon Corp., 4.900%, 6/15/15                             25,790
     520,000   Exelon Generation Co. LLC,
                   5.200%, 10/1/19                                      520,232
     100,000   Florida Power Corp., 5.100%, 12/1/15                     107,948
     250,000   FPL Group Capital, Inc., 5.625%, 9/1/11                  265,932
     115,000   Georgia Power Co., 5.250%, 12/15/15                      124,472
     125,000   KeySpan Corp., 7.625%, 11/15/10                          131,811
     660,000   Metropolitan Edison Co.,
                   7.700%, 1/15/19                                      757,488
     310,000   Midamerican Energy Holdings Co.,
                   5.000%, 2/15/14                                      325,302
      20,000   Midamerican Energy Holdings Co.,
                   5.750%, 4/1/18                                        21,079
     110,000   National Rural Utilities Cooperative
                   Finance Corp., 7.250%, 3/1/12                        120,916
     125,000   NSTAR Electric Co., 4.875%, 4/15/14                      132,564
     175,000   PacifiCorp, 6.900%, 11/15/11                             191,582
     180,000   Public Service Co. of Colorado,
                   7.875%, 10/1/12                                      206,531
     140,000   Public Service Electric & Gas Co.,
                   5.375%, 9/1/13                                       150,698
     130,000   Southern Cal Edison, 5.000%, 1/15/16                     135,533
     100,000   TransCanada PipeLines,
                   4.875%, 1/15/15                                      104,907
     260,000   TransCanada PipeLines,
                   6.500%, 8/15/18                                      290,018
--------------------------------------------------------------------------------
                                                                      9,199,078
--------------------------------------------------------------------------------

               CONSUMER STAPLES -- 5.7%
     275,000   Archer-Daniels-Midland Co.,
                   5.450%, 3/15/18                                      292,909
     200,000   Avon Products, Inc., 4.200%, 7/15/18                     193,586
     150,000   Bottling Group LLC, 4.625%, 11/15/12                     160,797
     100,000   Coca-Cola Co., 5.750%, 3/15/11                           106,014
     275,000   Coca-Cola Co., 5.350%, 11/15/17                          296,236
     200,000   Coca-Cola Enterprises, Inc.,
                   7.125%, 8/1/17                                       230,707
      25,000   ConAgra Foods, Inc., 7.000%, 4/15/19                      28,295
      25,000   CVS Caremark Corp., 6.600%, 3/15/19                       27,357
     690,000   Dr Pepper Snapple Group, Inc.,
                   6.820%, 5/1/18                                       774,055
     500,000   General Mills, Inc., 5.200%, 3/17/15                     533,572
      35,000   General Mills, Inc., 5.650%, 2/15/19                      37,119
     150,000   Kimberly-Clark Corp., 6.125%, 8/1/17                     166,285
     900,000   Kraft Foods, Inc., 6.250%, 6/1/12                        969,958
      25,000   Kraft Foods, Inc., 6.500%, 8/11/17                        27,126
      30,000   Kroger Co., 6.400%, 8/15/17                               32,773
     200,000   PepsiCo, Inc., 5.150%, 5/15/12                           215,300
      40,000   Procter & Gamble Co., 4.700%, 2/15/19                     40,947
     921,000   Safeway, Inc., 6.250%, 3/15/14                         1,011,503
      20,000   Safeway, Inc., 5.800%, 8/15/12                            21,601
     500,000   Sara Lee Corp., 3.875%, 6/15/13                          511,232
     120,000   Sysco Corp., 4.200%, 2/12/13                             125,538
     150,000   Unilever Capital Corp., 7.125%, 11/1/10                  158,114
--------------------------------------------------------------------------------
                                                                      5,961,024
--------------------------------------------------------------------------------

               INDUSTRIALS -- 4.7%
     385,000   3M Co., 4.375%, 8/15/13                                  414,505
      25,000   Boeing Capital Corp., 6.100%, 3/1/11                      26,426
     385,000   Boeing Capital Corp., 5.800%, 1/15/13                    419,266
     250,000   Canadian National Railway Co.,
                   4.400%, 3/15/13                                      260,622
     195,000   Caterpillar Financial Services Corp.,
                   7.150%, 2/15/19                                      225,495
     150,000   Caterpillar Financial Services Corp.,
                   4.600%, 1/15/14                                      157,984
     130,000   Dover Corp., 4.875%, 10/15/15                            140,792
     150,000   General Dynamics Corp.,
                   4.250%, 5/15/13                                      158,139
     275,000   General Electric Co., 5.250%, 12/6/17                    281,013
     150,000   Honeywell International, Inc.,
                   6.125%, 11/1/11                                      163,517
     150,000   John Deere Capital Corp.,
                   7.000%, 3/15/12                                      166,400
     600,000   Lockheed Martin Corp.,
                   4.250%, 11/15/19                                     579,158
     500,000   Northrop Grumman Corp.,
                   3.700%, 8/1/14                                       501,922
     140,000   Parker Hannifin Corp., 5.500%, 5/15/18                   147,487
     500,000   Southwest Airlines Co., 6.500%, 3/1/12                   532,035
     250,000   Stanford University, 4.750%, 5/1/19                      253,180
     150,000   Toyota Motor Credit Corp.,
                   4.350%, 12/15/10                                     155,300
     250,000   United Parcel Service, Inc.,
                   5.500%, 1/15/18                                      269,472
     100,000   United Technologies Corp.,
                   4.875%, 5/1/15                                       107,339
--------------------------------------------------------------------------------
                                                                      4,960,052
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 53.8% (CONTINUED)
               ENERGY -- 3.3%
$    730,000   Anadarko Petroleum Corp.,
                   5.950%, 9/15/16                                $     789,639
     225,000   Apache Corp., 6.250%, 4/15/12                            245,312
     225,000   Conoco Funding Co., 6.350%, 10/15/11                     244,791
     500,000   ConocoPhillips, 4.400%, 5/15/13                          527,547
     650,000   Marathon Oil Corp., 7.500%, 2/15/19                      750,176
     425,000   Occidental Petroleum Corp.,
                   4.125%, 6/1/16                                       428,111
     150,000   SeaRiver Maritime, Inc., 0.000%, 9/1/12                  139,250
     320,000   Shell International Finance BV,
                   5.625%, 6/27/11                                      340,849
      25,000   Valero Energy Corp., 9.375%, 3/15/19                      29,735
--------------------------------------------------------------------------------
                                                                      3,495,410
--------------------------------------------------------------------------------

               INFORMATION TECHNOLOGY -- 2.5%
     150,000   Cisco Systems, Inc., 5.500%, 2/22/16                     164,685
      40,000   Cisco Systems, Inc., 4.450%, 1/15/20                      39,239
      40,000   Dell, Inc., 5.875%, 6/15/19                               42,329
     500,000   Hewlett-Packard Co., 4.500%, 3/1/13                      530,082
     200,000   IBM Corp., 5.700%, 9/14/17                               218,662
     235,000   Oracle Corp., 4.950%, 4/15/13                            252,169
     160,000   Oracle Corp., 5.000%, 1/15/11                            166,385
     150,000   Pitney Bowes, Inc., 3.875%, 6/15/13                      154,804
   1,000,000   Xerox Corp., 6.400%, 3/15/16                           1,063,119
--------------------------------------------------------------------------------
                                                                      2,631,474
--------------------------------------------------------------------------------

               MATERIALS -- 2.2%
     350,000   Alcoa, Inc., 6.000%, 7/15/13                             368,701
     400,000   Dow Chemical Co., 4.850%, 8/15/12                        420,385
     740,000   Dow Chemical Co., 5.900%, 2/15/15                        795,186
     500,000   EI du Pont de Nemours & Co.,
                   5.000%, 1/15/13                                      535,467
     200,000   Praxair, Inc., 5.375%, 11/1/16                           212,258
--------------------------------------------------------------------------------
                                                                      2,331,997
--------------------------------------------------------------------------------

               TELECOMMUNICATION SERVICES -- 2.2%
     110,000   AT&T, Inc., 5.625%, 6/15/16                              118,167
      75,000   AT&T, Inc., 5.875%, 8/15/12                               81,878
     145,000   AT&T, Inc., 5.500%, 2/1/18                               151,295
     140,000   BellSouth Corp., 5.200%, 9/15/14                         149,939
     200,000   France Telecom SA, 7.750%, 3/1/11                        214,354
     225,000   New Cingular Wireless Services, Inc.,
                   8.125%, 5/1/12                                       254,235
     305,000   Verizon Communications, Inc.,
                   5.500%, 2/15/18                                      318,289
     175,000   Verizon Global Funding Corp.,
                   4.375%, 6/1/13                                       183,633
     690,000   Vodafone Group PLC, 3.375%, 11/24/15                     667,816
     100,000   Vodafone Group PLC, 5.500%, 6/15/11                      105,466
     100,000   Vodafone Group PLC, 5.625%, 2/27/17                      106,217
--------------------------------------------------------------------------------
                                                                      2,351,289
--------------------------------------------------------------------------------

               HEALTH CARE -- 2.0%
     205,000   Abbott Laboratories, 5.875%, 5/15/16                     226,113
     150,000   Abbott Laboratories, 5.600%, 11/30/17                    162,901
     100,000   Aetna, Inc., 6.000%, 6/15/16                             104,988
     175,000   AstraZeneca PLC, 5.900%, 9/15/17                         194,455
     120,000   Baxter International, Inc., 5.900%, 9/1/16               132,206
     150,000   Genentech, Inc., 4.750%, 7/15/15                         160,541
     230,000   Johnson & Johnson, 5.150%, 8/15/12                       249,980
     100,000   Medtronic, Inc., 4.750%, 9/15/15                         107,955
     300,000   Pfizer, Inc., 6.200%, 3/15/19                            333,486
     115,000   UnitedHealth Group, Inc.,
                   5.000%, 8/15/14                                      119,106
      25,000   WellPoint, Inc., 5.000%, 1/15/11                          25,849
     120,000   Wyeth, 5.500%, 2/1/14                                    130,737
     125,000   Wyeth, 5.450%, 4/1/17                                    133,229
--------------------------------------------------------------------------------
                                                                      2,081,546
--------------------------------------------------------------------------------

               CONSUMER DISCRETIONARY -- 1.9%
      20,000   Comcast Corp., 5.875%, 2/15/18                            21,232
     150,000   Costco Wholesale Corp.,
                   5.500%, 3/15/17                                      160,092
     150,000   Emerson Electric Co., 5.000%, 12/15/14                   161,253
      20,000   Johnson Controls, Inc., 5.250%, 1/15/11                   20,988
     100,000   Lowe's Cos., Inc., 5.400%, 10/15/16                      107,142
      35,000   McDonald's Corp., 5.350%, 3/1/18                          37,528
     175,000   McDonald's Corp., 6.000%, 4/15/11                        185,439
     125,000   Omnicom Group, Inc., 5.900%, 4/15/16                     133,141
      20,000   Staples, Inc., 7.750%, 4/1/11                             21,492
     185,000   Target Corp., 5.875%, 7/15/16                            203,514
       5,000   Target Corp., 6.350%, 1/15/11                              5,280
      30,000   Time Warner Cable Inc., 6.200%, 7/1/13                    32,954
      20,000   Time Warner Cable, Inc., 8.250%, 4/1/19                   23,822
     150,000   Wal-Mart Stores, Inc., 4.500%, 7/1/15                    159,946
      25,000   Wal-Mart Stores, Inc., 5.800%, 2/15/18                    27,744
     350,000   Wal-Mart Stores, Inc., 4.250%, 4/15/13                   371,093
     150,000   Walt Disney Co., 6.375%, 3/1/12                          163,846
     180,000   Walt Disney Co., 5.500%, 3/15/19                         192,855
--------------------------------------------------------------------------------
                                                                      2,029,361
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                              $  56,707,794
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 27.6%
     500,000   U.S. Treasury Bond, 11.250%, 2/15/15                     705,391
     800,000   U.S. Treasury Bond, 8.750%, 5/15/17                    1,081,313
     600,000   U.S. Treasury Bond, 4.500%, 8/15/39                      586,406
   2,894,211   U.S. Treasury Inflation Indexed Note,
                   2.375%, 1/15/17                                    3,125,974
   4,000,000   U.S. Treasury Note, 5.750%, 8/15/10                    4,133,280
   5,100,000   U.S. Treasury Note, 5.125%, 6/30/11                    5,419,347
   5,000,000   U.S. Treasury Note, 1.000%, 7/31/11                    5,007,615
   2,555,000   U.S. Treasury Note, 1.000%, 9/30/11                    2,554,302
     250,000   U.S. Treasury Note, 1.375%, 4/15/12                      250,234
   2,000,000   U.S. Treasury Note, 1.500%, 7/15/12                    2,003,124

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. TREASURY OBLIGATIONS -- 27.6% (CONTINUED)
$    250,000   U.S. Treasury Note, 4.125%, 8/31/12                $     267,266
     500,000   U.S. Treasury Note, 2.750%, 10/31/13                     512,070
   1,500,000   U.S. Treasury Note, 1.875%, 2/28/14                    1,475,274
     170,000   U.S. Treasury Note, 1.750%, 3/31/14                      165,963
   1,400,000   U.S. Treasury Note, 2.625%, 6/30/14                    1,410,172
     400,000   U.S. Treasury Note, 3.625%, 8/15/19                      393,250
--------------------------------------------------------------------------------

               TOTAL U.S. TREASURY OBLIGATIONS                    $  29,090,981
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.6%
     500,000   Citigroup, Inc., 2.875%, 12/9/11                         514,999
     340,000   FFCB, 5.125%, 8/25/16                                    367,108
   1,775,000   FHLB, 3.625%, 10/18/13                                 1,859,378
     465,000   FHLB, 5.000%, 12/21/15                                   501,313
     275,000   FHLB, 5.375%, 5/18/16                                    304,006
     555,000   FHLBC, 1.500%, 1/16/13                                   547,237
     900,000   FHLMC, 4.125%, 12/21/12                                  957,152
     400,000   FHLMC, 4.500%, 1/15/14                                   432,376
     400,000   FHLMC, 5.125%, 10/18/16                                  438,059
     250,000   FNMA, 2.500%, 5/15/14                                    249,509
     150,000   FNMA, 4.125%, 4/15/14                                    159,531
     500,000   FNMA, 4.375%, 9/15/12                                    535,395
     125,000   FNMA, 4.625%, 10/15/13                                   135,452
   2,500,000   FNMA, 6.250%, 2/1/11                                   2,626,425
      50,000   GMAC, Inc., 2.200%, 12/19/12                              50,307
     230,000   KeyBank NA, 3.200%, 6/15/12                              238,737
     290,000   PNC Funding Corp., 2.300%, 6/22/12                       294,900
     150,000   Tennessee Valley Auth., 4.750%, 8/1/13                   161,427
     800,000   Wells Fargo & Co., 3.000%, 12/9/11                       825,894
--------------------------------------------------------------------------------

               TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS                                 $  11,199,205
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS -- 3.5%
     460,000   African Development Bank,
                   2.750%, 2/25/11                                      468,821
     100,000   Asian Development Bank,
                   4.500%, 9/4/12                                       106,754
     200,000   European Investment Bank,
                   3.375%, 6/12/13                                      206,688
     200,000   European Investment Bank,
                   4.625%, 5/15/14                                      214,421
     250,000   Export-Import Bank of Korea,
                   5.500%, 10/17/12                                     266,012
     180,000   Hydro Quebec, 7.500%, 4/1/16                             211,639
     150,000   Inter-American Development Bank,
                   4.375%, 9/20/12                                      159,618
     125,000   Korea Development Bank,
                   5.500%, 11/13/12                                     132,784
     110,000   Korea Electric Power Corp.,
                   7.750%, 4/1/13                                       123,664
     200,000   Malaysia, 7.500%, 7/15/11                                217,747
     350,000   Oekb Oest. Kontrollbank,
                   3.125%, 10/14/11                                     361,354
     250,000   Province of Ontario Canada,
                   4.750%, 1/19/16                                      263,265
     200,000   Province of Quebec Canada,
                   4.600%, 5/26/15                                      211,690
     500,000   Republic of Chile, 5.500%, 1/15/13                       551,650
     225,000   Republic of Korea, 4.875%, 9/22/14                       238,891
--------------------------------------------------------------------------------

               TOTAL SOVEREIGN GOVERNMENT
               OBLIGATIONS                                        $   3,734,998
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 3.6%
   3,778,430   Touchstone Institutional
                   Money Market Fund^                             $   3,778,430
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 99.1%
               (Cost $103,015,262)                                $ 104,511,408

               OTHER ASSETS IN EXCESS
               OF LIABILITIES -- 0.9%                                   927,240
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $ 105,438,648
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

FFCB  -- Federal Farm Credit Bank

FNMA  -- Federal National Mortgage Association


FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate Bonds    $          --  $  56,707,794   $          --   $  56,707,794
Investment Fund        3,778,430             --              --       3,778,430
Sovereign
  Government
  Obligations                --      3,734,998               --       3,734,998
U.S. Government
  Agency
  Obligations                --     11,199,205               --      11,199,205
U.S. Treasury
  Obligations                --     29,090,981               --      29,090,981
                   -------------------------------------------------------------
                                                                  $ 104,511,408

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Fixed Income Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               SOVEREIGN GOVERNMENT OBLIGATIONS -- 60.7%
$    200,000   Austria Government Bond, 144a,
                   5.000%, 7/15/12                                $     308,781
     500,000   Belgium Government Bond, Ser 56,
                   3.500%, 3/28/15                                      738,979
     350,000   Bundesobligation, Ser 148,
                   3.500%, 4/8/11                                       517,150
     100,000   Bundesrepublik Deutschland,
                   Ser 03, 3.750%, 7/4/13                               151,597
     200,000   Bundesrepublik Deutschland,
                   Ser 05, 4.000%, 1/4/37                               278,880
     150,000   Bundesrepublik Deutschland,
                   Ser 03, 4.750%, 7/4/34                               232,864
     270,000   Canadian Government Bond,
                   5.000%, 6/1/14                                       282,018
     200,000   Finland Government Bond,
                   5.375%, 7/4/13                                       317,706
     500,000   France Government Bond OAT,
                   5.000%, 10/25/16                                     799,986
     100,000   Hellenic Republic Government
                   Bond, Ser 5Y, 4.000%, 8/20/13                        139,208
      75,000   Hellenic Republic Government
                   Bond, Ser 30YR, 4.500%, 9/20/37                       81,920
     100,000   Hellenic Republic Government
                   Bond, 5.500%, 8/20/14                                145,100
     200,000   Netherlands Government Bond,
                   4.000%, 1/15/11                                      295,440
--------------------------------------------------------------------------------

               TOTAL SOVEREIGN GOVERNMENT
               OBLIGATIONS                                        $   4,289,629
--------------------------------------------------------------------------------

               FOREIGN BONDS -- 15.5%
     280,000   Australia Government Bond, Ser 125,
                   6.250%, 6/15/14                                      262,145
     100,000   China Petroleum & Chemical Corp.,
                   Ser SINO, 0.000%, 4/24/14                             14,231
  30,000,000   Japan Expressway Holding and
                   Debt Repayment Agency,
                   2.850%, 3/18/39                                      330,279
   1,100,000   Kingdom of Norway, 5.000%, 6/15/14                       201,191
      50,000   Morgan Stanley MTN,
                   4.500%, 10/29/14                                      72,151
     100,000   Rafflesia Capital Ltd., 1.250%, 10/4/11                  118,100
     100,000   Seadrill Ltd., 3.625%, 11/8/12                            99,525
--------------------------------------------------------------------------------

               TOTAL FOREIGN BONDS                                $   1,097,622
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 6.8%
               FINANCIALS -- 6.8%
                   100,000 Kreditanstalt fuer Wiederaufbau,
                   Ser DTE, 3.250%, 6/27/13                             151,699
  30,000,000   Kreditanstalt fuer Wiederaufbau,
                   2.600%, 6/20/37                                      330,075
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                              $     481,774
--------------------------------------------------------------------------------

               COMMON STOCK --9.6%
               SOVEREIGN BOND --9.6%
     400,000   United Kingdom Gilt, 4.75%                         $     679,897
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 1.6%
     110,128   Touchstone Institutional
                   Money Market Fund^                             $     110,128
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 94.2%
               (Cost $6,825,636)                                  $   6,659,050

               OTHER ASSETS IN EXCESS
               OF LIABILITIES -- 5.8%                                   407,006
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                               $    7,066,056
================================================================================

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

MTN   -- Medium Term Note

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $308,781 or 4.4% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stock        $    679,897   $          --   $          --   $    679,897
Corporate Bonds               --         481,774              --        481,774
Foreign Bonds                 --       1,097,622              --      1,097,622
Investment Fund          110,128              --              --        110,128
Sovereign
  Government
  Obligations            282,018       4,007,611              --      4,289,629
                    ------------------------------------------------------------
                                                                   $  6,659,050

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 100.2%                           SHARES              VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 23.2%
Accenture PLC- Class A (Ireland)                  21,158         $      878,057
Amdocs Ltd. (Guernsey, C.I.)*                     13,745                392,145
ARM Holdings PLC- ADR (United Kingdom)            91,470                782,983
Baidu, Inc./China- ADR (China)*                    1,183                486,485
Canon, Inc.- ADR (Japan)                          17,832                754,650
Infosys Technologies Ltd.- ADR (India)+           13,898                768,142
Logitech International SA (Switzerland)*+         26,826                458,725
Marvell Technology Group (Bermuda)*               35,000                726,250
Nidec Corp.- ADR (Japan)                          35,559                825,324
Nokia OYJ- ADR (Finland)+                         49,190                632,092
SAP AG- ADR (Germany)                             13,400                627,254
Taiwan Semiconductor Manufacturing Co.
    Ltd.- ADR (Taiwan)                            47,611                544,670
Trend Micro, Inc.- ADR (Japan)                    13,716                522,031
--------------------------------------------------------------------------------
                                                                      8,398,808
--------------------------------------------------------------------------------

HEALTH CARE -- 16.3%
Alcon, Inc. (Switzerland)+                         6,049                994,153
AstraZeneca PLC- ADR (United Kingdom)+            12,700                596,138
Bayer AG- ADR (Germany)                           10,930                872,214
Covidien PLC (Ireland)                            13,600                651,304
Fresenius Medical Care AG & Co. KGaA-
    ADR (Germany)                                  8,175                433,357
GlaxoSmithKline PLC- ADR (United Kingdom)         13,999                591,458
Novartis AG- ADR (Switzerland)                    13,752                748,522
Novo Nordisk A/S- ADR (Denmark)                    9,078                579,630
Teva Pharmaceutical Industries Ltd.-
    ADR (Israel)+                                  7,429                417,361
--------------------------------------------------------------------------------
                                                                      5,884,137
--------------------------------------------------------------------------------

FINANCIALS -- 13.0%
Allianz SE- ADR (Germany)                         45,835                570,646
AXA SA- ADR (France)                              25,031                592,734
Banco Santander SA- ADR (Spain)                   39,518                649,676
Credit Suisse Group AG- ADR (Switzerland)         16,846                828,149
HSBC Holdings PLC- ADR (United Kingdom)+          13,362                762,836
National Australia Bank Ltd.- ADR (Australia)     26,311                642,515
National Bank of Greece- ADR (Greece)*            50,390                262,532
Shinhan Financial Group Co., Ltd.-
    ADR (Korea, Republic of)                       5,135                381,428
--------------------------------------------------------------------------------
                                                                      4,690,516
--------------------------------------------------------------------------------

ENERGY -- 10.4%
BP PLC- ADR (United Kingdom)                      13,255                768,392
Cenovus Energ, Inc. (Canada)                       8,232                207,446
EnCana Corp. (Canada)                              9,462                306,474
Petroleo Brasileiro SA- ADR (Brazil)              16,017                763,691
Schlumberger Ltd. (United States)                  5,569                362,486
Statoil ASA- ADR (Norway)                         28,534                710,782
Total SA- ADR (France)                             9,794                627,208
--------------------------------------------------------------------------------
                                                                      3,746,479
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.4%
ABB Ltd.- ADR (Switzerland)*                      23,158                442,318
BAE Systems PLC- ADR (United Kingdom)             21,441                497,002
Chicago Bridge & Iron Co. NV (Netherlands)*       13,273                268,380
Ingersoll-Rand PLC (Ireland)                      16,864                602,719
Kubota Corp.- ADR (Japan)                         12,967                598,038
Siemens AG- ADR (Germany)                          6,472                593,483
Tyco International Ltd. (Switzerland)*            10,650                379,992
--------------------------------------------------------------------------------
                                                                      3,381,932
--------------------------------------------------------------------------------

MATERIALS -- 8.8%
Arcelor Mittal- ADR (Netherlands)+                 9,995                457,271
Randgold Resources Ltd.- ADR (Jersey, C.I.)        3,439                272,094
Rio Tinto PLC- ADR (United Kingdom)                3,894                838,729
Syngenta AG- ADR (Switzerland)                    11,092                624,147
Vale SA- ADR (Brazil)+                            34,281                995,177
--------------------------------------------------------------------------------
                                                                      3,187,418
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.3%
Anheuser-Busch InBev NV- ADR (Belgium)*+          15,483                805,581
British American Tobacco PLC- ADR
    (United Kingdom)                               9,605                621,059
Diageo PLC- ADR (United Kingdom)                   8,369                580,892
Nestle SA- ADR (Switzerland)                      11,397                550,817
Philip Morris International, Inc.
    (United States)                                8,830                425,518
--------------------------------------------------------------------------------
                                                                      2,983,867
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.7%
BT Group PLC- ADR (United Kingdom)+               15,329                333,253
Telefonica SA- ADR (Spain)                         8,620                719,942
Vodafone Group PLC- ADR (United Kingdom)          28,481                657,626
--------------------------------------------------------------------------------
                                                                      1,710,821
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.6%
Honda Motor Co. Ltd.- ADR (Japan)                 15,600                528,840
Makita Corp.- ADR (Japan)                         22,308                786,357
Panasonic Corp.- ADR (Japan)                      23,690                339,951
--------------------------------------------------------------------------------
                                                                      1,655,148
--------------------------------------------------------------------------------

UTILITIES -- 1.5%
E.ON AG- ADR (Germany)                            12,757                532,605
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   36,171,731
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
International Growth Fund (Continued)
--------------------------------------------------------------------------------
                                                                      MARKET
                                                  SHARES              VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS --17.4%
Invesco AIM Liquid Assets Portfolio**          5,841,620         $    5,841,620
Touchstone Institutional
    Money Market Fund^                           437,018                437,018
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    6,278,638
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.6%
(Cost $37,668,105)                                               $   42,450,369

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (17.6%)                                                  (6,345,430)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   36,104,939
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $5,635,300.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

ARM   -- Adjustable Rate Mortgage

PLC   -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $ 36,171,731   $         --    $          --   $ 36,171,731
Investment Funds       6,278,638             --               --      6,278,638
                    ------------------------------------------------------------
                                                                   $ 42,450,369

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Large Cap Relative Value Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.2%                            SHARES              VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 18.7%
AFLAC, Inc.                                        1,400         $       64,750
Bank of America Corp.                              4,900                 73,794
Chubb Corp.                                        1,500                 73,770
Goldman Sachs Group, Inc.                            500                 84,420
JPMorgan Chase & Co.                               1,800                 75,006
Morgan Stanley                                     1,900                 56,240
Northern Trust Corp.                                 600                 31,440
Travelers Cos., Inc.                               1,700                 84,762
Wells Fargo & Co.                                  3,600                 97,164
--------------------------------------------------------------------------------
                                                                        641,346
--------------------------------------------------------------------------------

ENERGY -- 17.0%
Apache Corp.                                         900                 92,853
Chesapeake Energy Corp.                            2,000                 51,760
ConocoPhillips                                     1,100                 56,177
Exxon Mobil Corp.                                    600                 40,914
Occidental Petroleum Corp.                         1,600                130,160
Schlumberger Ltd.                                  1,100                 71,599
Transocean Ltd.*                                     900                 74,520
XTO Energy, Inc.                                   1,400                 65,142
--------------------------------------------------------------------------------
                                                                        583,125
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.4%
Automatic Data Processing, Inc.                    1,500                 64,230
Corning, Inc.                                      4,700                 90,757
Flextronics International Ltd.*                   13,900                101,609
Intel Corp.                                        5,300                108,120
International Business Machines Corp.              1,000                130,900
--------------------------------------------------------------------------------
                                                                        495,616
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.7%
Carnival Corp.*                                    1,400                 44,366
Comcast Corp.- Class A                             3,000                 50,580
Darden Restaurants, Inc.                           2,200                 77,154
Johnson Controls, Inc.                             2,300                 62,652
Target Corp.                                       1,000                 48,370
TJX Cos., Inc.                                     1,900                 69,445
Walt Disney Co.                                    2,100                 67,725
Yum! Brands, Inc.                                  1,500                 52,455
--------------------------------------------------------------------------------
                                                                        472,747
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.8%
Boeing Co.                                         1,300                 70,369
Cummins, Inc.                                      1,600                 73,376
General Dynamics Corp.                             1,400                 95,438
Norfolk Southern Corp.                             1,400                 73,388
Union Pacific Corp.                                  900                 57,510
--------------------------------------------------------------------------------
                                                                        370,081
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%
Beckman Coulter, Inc.                              1,200                 78,528
CR Bard, Inc.                                        500                 38,950
Express Scripts, Inc.*                             1,100                 95,095
Pfizer, Inc.                                       1,800                 32,742
UnitedHealth Group, Inc.                           1,600                 48,768
WellPoint, Inc.*                                   1,200                 69,948
--------------------------------------------------------------------------------
                                                                        364,031
--------------------------------------------------------------------------------

UTILITIES -- 5.2%
Duke Energy Corp.                                  2,300                 39,583
Exelon Corp.                                       1,500                 73,305
Southern Co.                                       2,000                 66,640
--------------------------------------------------------------------------------
                                                                        179,528
--------------------------------------------------------------------------------

MATERIALS -- 4.7%
Freeport-McMoRan Copper & Gold, Inc.*              2,000                160,580
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.3%
American Tower Corp.- Class A*                     1,800                 77,778
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.8%
Kimberly-Clark Corp.                               1,000                 63,710
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $    3,408,542
--------------------------------------------------------------------------------

INVESTMENT FUND --  8.3%
Touchstone Institutional
    Money Market Fund^                           283,903         $      283,903
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 107.5%
(Cost $3,483,567)                                                $    3,692,445

LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.5%)                                                    (256,250)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    3,436,195
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2         LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  3,408,542   $         --    $           --  $  3,408,542
Investment Fund          283,903             --                --       283,903
                    ------------------------------------------------------------
                                                                   $  3,692,445

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund - December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 88.6%                                   SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 23.0%
Allstate Corp.                                             2,900      $   87,116
Banco Latinoamericano de Comercio
    Exterior SA- Class E                                   2,900          40,310
BancorpSouth, Inc.                                         2,500          58,650
Bank of Hawaii Corp.                                         700          32,942
Bank of the Ozarks, Inc.                                   2,000          58,540
Brookfield Asset Management, Inc.- Class A                 1,900          42,142
Chubb Corp.                                                1,100          54,098
City Holding Co.                                           2,200          71,126
CME Group, Inc.                                              100          33,595
CNA Financial Corp.*                                       1,200          28,800
Commerce Bancshares, Inc.                                  2,100          81,312
Dime Community Bancshares                                  3,200          37,504
Everest Re Group Ltd.                                        400          34,272
Federated Investors, Inc.- Class B                         1,200          33,000
Forestar Group, Inc.*                                      1,800          39,564
Franklin Resources, Inc.                                     800          84,280
Fulton Financial Corp.                                     3,700          32,264
Getty Realty Corp. REIT                                    1,300          30,589
Hancock Holding Co.                                          800          35,032
Hudson City Bancorp, Inc.                                  5,600          76,888
Infinity Property & Casualty Corp.                         1,600          65,024
International Bancshares Corp.                             4,300          81,399
Investment Technology Group, Inc.*                         1,100          21,670
LTC Properties, Inc. REIT                                  2,300          61,525
Max Capital Group Ltd.                                     1,400          31,220
Mercury General Corp.                                      1,300          51,038
Montpelier Re Holdings Ltd.                                4,300          74,476
Moody's Corp.                                              1,800          48,240
National Financial Partners Corp.*                         4,000          32,360
National Health Investors, Inc. REIT                       2,200          81,378
NewAlliance Bancshares, Inc.                               4,700          56,447
NYSE Euronext                                              2,100          53,130
optionsXpress Holdings, Inc.                               2,100          32,445
Park National Corp.                                          900          52,992
ProAssurance Corp.*                                          600          32,226
Prosperity Bancshares, Inc.                                2,100          84,987
SEI Investments Co.                                        2,200          38,544
Selective Insurance Group                                  2,600          42,770
T Rowe Price Group, Inc.                                   1,900         101,175
Taubman Centers, Inc. REIT                                 2,200          79,002
TD Ameritrade Holding Corp.*                               1,900          36,822
Trustmark Corp.                                            3,100          69,874
UMB Financial Corp.                                          800          31,480
Unitrin, Inc.                                              1,900          41,895
Waddell & Reed Financial, Inc.- Class A                    1,100          33,594
Washington Federal, Inc.                                   4,200          81,228
Westamerica Bancorp.                                         600          33,222
--------------------------------------------------------------------------------
                                                                       2,442,187
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.1%
Advisory Board Co.*                                        1,200          36,792
Apogee Enterprises, Inc.                                   2,800          39,200
ATC Technology Corp.*                                      2,200          52,470
CH Robinson Worldwide, Inc.                                  500          29,365
CIRCOR International, Inc.                                 1,100          27,698
Cooper Industries PLC                                        800          34,112
Corporate Executive Board Co.                              1,500          34,230
Crane Co.                                                  1,200          36,744
Dover Corp.                                                  800          33,288
DynCorp International, Inc.- Class A*                      1,700          24,395
Ennis, Inc.                                                4,000          67,160
EnPro Industries, Inc.*                                    1,700          44,897
Foster Wheeler AG*                                         1,000          29,440
Gardner Denver, Inc.                                         900          38,295
Graco, Inc.                                                2,400          68,568
Harsco Corp.                                               1,200          38,676
KBR, Inc.                                                  2,200          41,800
Kirby Corp.*                                                 900          31,347
Landstar System, Inc.                                      1,000          38,770
Lennox International, Inc.                                   900          35,136
Lincoln Electric Holdings, Inc.                              600          32,076
Nordson Corp.                                                600          36,708
Northrop Grumman Corp.                                     1,800         100,530
Raven Industries, Inc.                                     1,400          44,478
Raytheon Co.                                                 900          46,368
Rollins, Inc.                                              1,600          30,848
RR Donnelley & Sons Co.                                    2,000          44,540
SPX Corp.                                                    900          49,230
Thomas & Betts Corp.*                                        900          32,211
Toro Co.                                                   1,600          66,896
Tyco International Ltd.*                                   1,200          42,816
United Parcel Service, Inc.- Class B                         500          28,685
WW Grainger, Inc.                                            500          48,415
--------------------------------------------------------------------------------
                                                                       1,386,184
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.9%
ANSYS, Inc.*                                                 900          39,114
Avnet, Inc.*                                               1,200          36,192
CACI International, Inc.- Class A*                           700          34,195
DST Systems, Inc.*                                           700          30,485
Earthlink, Inc.                                            3,800          31,578
Factset Research Systems, Inc.                               500          32,935
Flextronics International Ltd.*                            4,200          30,702
Harris Corp.                                                 900          42,795
Hewitt Associates, Inc.- Class A*                            800          33,808
i2 Technologies, Inc.*                                     1,900          36,328
Integrated Device Technology, Inc.*                        6,200          40,114
Intersil Corp.- Class A                                    2,100          32,214
j2 Global Communications, Inc.*                            1,400          28,490
Jack Henry & Associates, Inc.                              1,300          30,056
Lawson Software, Inc.*                                     4,200          27,930
Manhattan Associates, Inc.*                                1,600          38,448
MAXIMUS, Inc.                                                700          35,000
MercadoLibre, Inc.*                                          600          31,122
Micrel, Inc.                                               4,400          36,080
MicroStrategy, Inc.- Class A*                                400          37,608

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 88.6% (CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.9% (CONTINUED)
NCR Corp.*                                                 3,600      $   40,068
Net 1 UEPS Technologies, Inc.*                             3,500          67,970
Netgear, Inc.*                                             1,800          39,042
Oracle Corp.                                               1,800          44,172
Quest Software, Inc.*                                      1,700          31,280
SRA International, Inc.- Class A*                          1,600          30,560
Symantec Corp.*                                            3,400          60,826
TeleTech Holdings, Inc.*                                   1,800          36,054
Teradata Corp.*                                            1,100          34,573
Texas Instruments, Inc.                                    1,600          41,696
ValueClick, Inc.*                                          5,400          54,648
Visa, Inc.- Class A                                          400          34,984
Websense, Inc.*                                            2,500          43,650
Western Union Co.                                          1,700          32,045
Wright Express Corp.*                                      1,200          38,232
Zebra Technologies Corp.- Class A*                         1,800          51,048
--------------------------------------------------------------------------------
                                                                       1,366,042
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.5%
American Greetings Corp.- Class A                          1,300          28,327
AutoZone, Inc.*                                              400          63,228
Bally Technologies, Inc.*                                    800          33,032
Coach, Inc.                                                2,000          73,060
Deckers Outdoor Corp.*                                       400          40,688
DIRECTV Group, Inc.- Class A*                              2,800          93,380
Drew Industries, Inc.*                                     1,400          28,910
Expedia, Inc.*                                             1,300          33,423
Gentex Corp.                                               2,600          46,410
Guess?, Inc.                                                 800          33,840
H&R Block, Inc.                                            1,700          38,454
Helen of Troy Ltd.*                                        1,700          41,582
Liberty Global, Inc.- Class A*                             1,400          30,674
Ltd. Brands, Inc.                                          1,800          34,632
Lululemon Athletica, Inc.*                                 1,400          42,140
Macy's, Inc.                                               3,000          50,280
McDonald's Corp.                                             500          31,220
Meredith Corp.                                             1,500          46,275
NetFlix, Inc.*                                               500          27,570
Omnicom Group, Inc.                                          800          31,320
Polaris Industries, Inc.                                   1,400          61,082
Rent-A-Center, Inc.- Class A*                              1,600          28,352
Scripps Networks Interactive, Inc.- Class A                  800          33,200
Sherwin-Williams Co.                                         500          30,825
Shuffle Master, Inc.*                                      3,300          27,192
Stage Stores, Inc.                                         2,400          29,664
Strayer Education, Inc.                                      100          21,249
Tim Hortons, Inc.                                          1,300          39,663
Ulta Salon Cosmetics & Fragrance, Inc.*                    1,800          32,688
Universal Technical Institute, Inc.*                       2,100          42,420
WABCO Holdings, Inc.                                       1,300          33,527
Weight Watchers International, Inc.                        1,600          46,656
Wyndham Worldwide Corp.                                    2,500          50,425
--------------------------------------------------------------------------------
                                                                       1,325,388
--------------------------------------------------------------------------------

HEALTH CARE -- 9.0%
Amgen, Inc.*                                                 900          50,913
AMN Healthcare Services, Inc.*                             6,800          61,608
Amsurg Corp.*                                              2,000          44,040
Biogen Idec, Inc.*                                           600          32,100
Charles River Laboratories International, Inc.*            1,100          37,059
Exelixis, Inc.*                                            4,800          35,376
Gilead Sciences, Inc.*                                     1,100          47,608
Healthspring, Inc.*                                        4,000          70,440
Hill-Rom Holdings, Inc.                                    3,200          76,768
Hologic, Inc.*                                             2,300          33,350
Invacare Corp.                                             1,300          32,422
inVentiv Health, Inc.*                                     1,900          30,723
Johnson & Johnson                                            500          32,205
Magellan Health Services, Inc.*                            1,400          57,022
Medtronic, Inc.                                            1,000          43,980
Orthofix International NV*                                 1,500          46,455
Quidel Corp.*                                              2,100          28,938
Techne Corp.                                                 900          61,704
UnitedHealth Group, Inc.                                   1,600          48,768
Valeant Pharmaceuticals International*                     1,400          44,506
Zimmer Holdings, Inc.*                                       600          35,466
--------------------------------------------------------------------------------
                                                                         951,451
--------------------------------------------------------------------------------

ENERGY -- 7.9%
Apache Corp.                                                 300          30,951
Basic Energy Services, Inc.*                               7,900          70,310
Chevron Corp.                                                900          69,291
Complete Production Services, Inc.*                        2,600          33,800
ConocoPhillips                                             1,100          56,177
CVR Energy, Inc.*                                          2,500          17,150
Exterran Holdings, Inc.*                                   1,800          38,610
Exxon Mobil Corp.                                          1,300          88,647
Gulf Island Fabrication, Inc.                                700          14,721
Hercules Offshore, Inc.*                                   7,400          35,372
Imperial Oil Ltd.                                          1,500          57,990
Marathon Oil Corp.                                         1,600          49,952
Murphy Oil Corp.                                             500          27,100
Parker Drilling Co.*                                       5,600          27,720
Patterson-UTI Energy, Inc.                                 4,100          62,935
Pioneer Drilling Co.*                                      5,500          43,450
Rosetta Resources, Inc.*                                   2,000          39,860
Tesco Corp.*                                               3,700          47,767
Ultra Petroleum Corp.*                                       600          29,916
--------------------------------------------------------------------------------
                                                                         841,719
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.8%
Campbell Soup Co.                                          2,100          70,980
Elizabeth Arden, Inc.*                                     2,300          33,212
General Mills, Inc.                                          600          42,486
Hershey Co.                                                1,100          39,369
Kellogg Co.                                                  900          47,880
Kimberly-Clark Corp.                                         500          31,855

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 88.6% (CONTINUED)                       SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.8% (CONTINUED)
Lancaster Colony Corp.                                   1,200     $     59,640
Prestige Brands Holdings, Inc.*                          5,500           43,230
Procter & Gamble Co.                                       500           30,315
--------------------------------------------------------------------------------
                                                                        398,967
--------------------------------------------------------------------------------

MATERIALS -- 3.4%
A Schulman, Inc.                                         2,000           40,360
AptarGroup, Inc.                                           800           28,592
Cabot Corp.                                              1,400           36,722
HB Fuller Co.                                            3,500           79,625
Kaiser Aluminum Corp.                                    1,000           41,620
Minerals Technologies, Inc.                                700           38,129
NewMarket Corp.                                            300           34,431
Nucor Corp.                                                700           32,655
Southern Copper Corp.                                    1,000           32,910
--------------------------------------------------------------------------------
                                                                        365,044
--------------------------------------------------------------------------------

UTILITIES -- 3.0%
DPL, Inc.                                                1,200           33,120
Edison International                                       900           31,302
El Paso Electric Co.*                                    3,500           70,980
Energen Corp.                                            1,700           79,560
Mirant Corp.*                                            2,400           36,648
Sempra Energy                                            1,100           61,578
--------------------------------------------------------------------------------
                                                                        313,188
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $  9,390,170
--------------------------------------------------------------------------------

INVESTMENT FUNDS --100.6%
JPM Long/Short Collateral                           10,078,193       10,078,193
Touchstone Institutional
    Money Market Fund^                                 589,523          589,523
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 10,667,716
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (87.6%)
COMMON STOCKS -- (87.6%)
UTILITIES -- (3.1%)
American Water Works Co., Inc.                          (3,000)         (67,230)
Hawaiian Electric Industies, Inc.                       (3,900)         (81,510)
Northeast Utilities                                     (1,300)         (33,527)
Pepco Holdings, Inc.                                    (2,200)         (37,070)
Portland General Electric Co.                           (2,000)         (40,820)
Progress Energy, Inc.                                     (800)         (32,808)
Xcel Energy, Inc.                                       (1,700)         (36,091)
--------------------------------------------------------------------------------
                                                                       (329,056)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- (3.9%)
Alberto-Culver Co.                                      (1,100)         (32,219)
Avon Products, Inc.                                       (900)         (28,350)
Bunge Ltd.                                                (500)         (31,915)
Central European Distribution Corp.*                      (900)         (25,569)
Church & Dwight Co., Inc.                                 (500)         (30,225)
CVS Caremark Corp.                                      (1,800)         (57,978)
Dean Foods Co.*                                         (1,600)         (28,864)
Energizer Holdings, Inc.*                                 (500)         (30,640)
Green Moutain Coffee, Inc.*                               (400)         (32,588)
Smithfield Foods, Inc.*                                 (3,300)         (50,127)
Tyson Foods, Inc.- Class A                              (2,500)         (30,675)
Whole Foods Market, Inc.*                               (1,100)         (30,195)
--------------------------------------------------------------------------------
                                                                       (409,345)
--------------------------------------------------------------------------------

MATERIALS -- (4.8%)
Alcoa, Inc.                                             (4,500)         (72,540)
Calgon Carbon Corp.*                                    (2,300)         (31,970)
Deltic Timber Corp.                                       (800)         (36,944)
Intrepid Potash, Inc.*                                  (1,000)         (29,170)
Martin Marietta Materials, Inc.                           (900)         (80,469)
PPG Industries, Inc.                                      (700)         (40,978)
Scotts Miracle-Gro Co.- Class A                           (700)         (27,517)
Sensient Technologies Corp.                             (2,600)         (68,380)
Vulcan Materials Co.                                    (1,600)         (84,272)
Weyerhaeuser Co.                                          (800)         (34,512)
--------------------------------------------------------------------------------
                                                                       (506,752)
--------------------------------------------------------------------------------

ENERGY -- (7.7%)
Anadarko Petroleum Corp.                                (1,500)         (93,630)
Brigham Exploration Co.*                                (3,000)         (40,650)
BZP Resources, Inc.*                                    (6,700)         (63,650)
Cameron International Corp.*                              (800)         (33,440)
Clean Energy Fuels Corp.*                               (2,200)         (33,902)
Forest Oil Corp.*                                       (3,900)         (86,775)
Goodrich Petroleum Corp.*                               (1,100)         (26,785)
Gulfmark Offshore, Inc.*                                  (900)         (25,479)
Noble Energy, Inc.                                        (800)         (56,976)
Penn Virginia Corp.                                     (2,500)         (53,225)
Pride International, Inc.*                              (1,000)         (31,910)
Range Resources Corp.                                     (600)         (29,910)
Tidewater, Inc.                                           (700)         (33,565)
TransCanada Corp.                                       (1,000)         (34,370)
Transocean Ltd.*                                          (500)         (41,400)
Weatherford International Ltd.*                         (4,400)         (78,804)
Whiting Petroleum Corp.*                                  (700)         (50,029)
--------------------------------------------------------------------------------
                                                                       (814,500)
--------------------------------------------------------------------------------

HEALTH CARE -- (9.0%)
athenahealth, Inc.*                                     (1,300)         (58,812)
Becton Dickinson and Co.                                  (400)         (31,544)
Brookdale Senior Living, Inc.*                          (1,600)         (29,104)
Cerner Corp.*                                           (1,000)         (82,440)
Computer Programs & Systems, Inc.                       (1,600)         (73,680)
Cooper Cos., Inc.                                       (1,000)         (38,120)
Covance, Inc.*                                            (600)         (32,742)
Dendreon Corp.*                                         (1,100)         (28,908)
Eclipsys Corp.*                                         (1,600)         (29,632)
Edwards Lifesciences Corp.*                               (400)         (34,740)

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (87.6%)                                      MARKET
(CONTINUED)                                             SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (87.6%) (CONTINUED)
HEALTH CARE -- (9.0%) (CONTINUED)
Emeritus Corp.*                                         (1,900)    $    (35,625)
HMS Holdings Corp.*                                       (900)         (43,821)
Illumina, Inc.*                                         (1,000)         (30,650)
Landauer, Inc.                                            (500)         (30,700)
Luminex Corp.*                                          (1,800)         (26,874)
MedAssets, Inc.*                                        (1,500)         (31,815)
NuVasive, Inc.*                                         (2,100)         (67,158)
Qiagen NV*                                              (1,500)         (33,480)
Quality Systems, Inc.                                     (500)         (31,395)
St. Jude Medical, Inc.*                                   (900)         (33,102)
VCA Antech, Inc.*                                       (1,300)         (32,396)
Vertex Pharmaceuticals, Inc.*                           (1,100)         (47,135)
Vivus, Inc.*                                            (4,100)         (37,679)
Volcano Corp.*                                          (1,900)         (33,022)
--------------------------------------------------------------------------------
                                                                       (954,574)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (11.2%)
3PAR, Inc.*                                             (2,600)         (30,810)
Apple, Inc.*                                              (200)         (42,172)
ArcSight, Inc.*                                         (1,400)         (35,812)
Cavium Networks, Inc.*                                  (1,500)         (35,745)
Coherent, Inc.*                                         (1,300)         (38,649)
Constant Contact, Inc.*                                 (1,600)         (25,600)
EPIQ Systems, Inc.*                                     (2,100)         (29,379)
Equinix, Inc.*                                            (600)         (63,690)
FEI Co.*                                                (1,300)         (30,368)
Integral Systems, Inc.*                                 (4,900)         (42,434)
Itron, Inc.*                                              (600)         (40,542)
Marvell Technology Group Ltd.*                          (2,400)         (49,800)
Maxwell Technologies, Inc.*                             (1,900)         (33,896)
McAfee, Inc.*                                             (800)         (32,456)
Microchip Technology, Inc.                              (1,200)         (34,872)
Micron Technology, Inc.*                                (4,100)         (43,296)
NetApp, Inc.*                                           (1,100)         (37,829)
Netezza Corp.*                                          (3,700)         (35,890)
NetSuite, Inc.*                                         (2,100)         (33,558)
Palm, Inc.*                                             (2,000)         (20,080)
Rackspace Hosting, Inc.*                                (1,900)         (39,615)
Salesforce.com, Inc.*                                     (600)         (44,262)
SAVVIS, Inc.*                                           (1,900)         (26,695)
SuccessFactors, Inc.*                                   (2,300)         (38,134)
Sybase, Inc.*                                           (2,100)         (91,140)
Take-Two Interactive Software, Inc.*                    (3,000)         (30,150)
TeleCommunication Systems, Inc.- Class A*               (4,000)         (38,720)
TiVo, Inc.*                                             (3,000)         (30,540)
Ultimate Software Group, Inc.*                          (1,300)         (38,181)
Universal Display Corp.*                                (2,900)         (35,844)
VMware, Inc.- Class A*                                    (800)         (33,904)
--------------------------------------------------------------------------------
                                                                     (1,184,063)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- (11.4%)
Advance Auto Parts, Inc.                                  (800)         (32,384)
BorgWarner, Inc.                                        (1,100)         (36,542)
Brinker International, Inc.                             (1,900)         (28,348)
Callaway Golf Co.                                       (7,500)         (56,550)
Ethan Allen Interiors, Inc.                             (1,900)         (25,498)
Ford Motor Co.*                                         (4,300)         (43,000)
Gaylord Entertainment Co.*                              (2,200)         (43,450)
Hanesbrands, Inc.*                                      (1,300)         (31,343)
Harley-Davidson, Inc.                                   (1,400)         (35,280)
Iconix Brand Group, Inc.*                               (2,200)         (27,830)
K12, Inc.*                                              (3,000)         (60,810)
Kohl's Corp.*                                             (600)         (32,358)
Lamar Advertising Co.- Class A*                         (1,100)         (34,199)
Las Vegas Sands Corp.*                                  (1,700)         (25,398)
Lowe's Cos., Inc.                                       (1,500)         (35,085)
Marriott International, Inc.- Class A                   (1,104)         (30,077)
MDC Holdings, Inc.                                      (1,000)         (31,040)
MGM Mirage*                                             (5,300)         (48,336)
Monro Muffler Brake, Inc.                               (2,000)         (66,880)
New York Times Co.- Class A*                            (3,800)         (46,968)
NIKE, Inc.- Class B                                       (500)         (33,035)
O'Reilly Automotive, Inc.*                              (2,300)         (87,676)
Orient-Express Hotels Ltd.- Class A*                    (6,400)         (64,896)
Pool Corp.                                              (1,600)         (30,528)
Starwood Hotels & Resorts Worldwide, Inc.               (1,700)         (62,169)
Thomson Reuters Corp.                                   (2,400)         (77,400)
VF Corp.                                                  (800)         (58,592)
Wynn Resorts Ltd.                                         (400)         (23,292)
--------------------------------------------------------------------------------
                                                                     (1,208,964)
--------------------------------------------------------------------------------

INDUSTRIALS -- (13.9%)
Aecom Technology Corp.*                                 (1,300)         (35,750)
Aerovironment, Inc.*                                    (1,600)         (46,528)
Caterpillar, Inc.                                       (1,600)         (91,184)
Clean Harbors, Inc.*                                      (600)         (35,766)
Continental Airlines, Inc.- Class B*                    (1,900)         (34,048)
Con-way, Inc.                                             (800)         (27,928)
CoStar Group, Inc.*                                       (800)         (33,416)
Covanta Holding Corp.*                                  (1,700)         (30,753)
CRA International, Inc.*                                (1,300)         (34,645)
EnerNOC, Inc.*                                          (1,000)         (30,390)
GATX Corp.                                              (2,200)         (63,250)
General Electric Co.                                    (4,100)         (62,033)
Genesee & Wyoming, Inc.- Class A*                       (1,200)         (39,168)
GeoEye, Inc.*                                           (1,100)         (30,668)
Huron Consulting Group, Inc.*                           (1,300)         (29,952)
ICF International, Inc.*                                (1,300)         (34,840)
Insituform Technologies, Inc.- Class A*                 (2,100)         (47,712)
Iron Mountain, Inc.*                                    (1,300)         (29,588)
Kansas City Southern*                                   (1,400)         (46,606)
Kelly Services, Inc.- Class A*                          (5,100)         (60,843)
Kennametal, Inc.                                        (2,600)         (67,392)
Manpower, Inc.                                          (1,100)         (60,038)

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (87.6%)                                       MARKET
(CONTINUED)                                             SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- (87.6%) (CONTINUED)
INDUSTRIALS -- (13.9%) (CONTINUED)
Otter Tail Corp.                                        (2,800)    $    (69,440)
PACCAR, Inc.                                            (2,300)         (83,421)
Regal-Beloit Corp.                                        (700)         (36,358)
Resources Connection, Inc.*                             (1,700)         (36,074)
Ritchie Bros Auctioneers, Inc.                          (1,600)         (35,888)
Roper Industries, Inc.                                    (900)         (47,133)
Terex Corp.*                                            (1,600)         (31,696)
Timken Co.                                              (1,300)         (30,823)
TransDigm Group, Inc.                                     (600)         (28,494)
Viad Corp.                                              (1,900)         (39,197)
Waste Management, Inc.                                  (2,000)         (67,620)
--------------------------------------------------------------------------------
                                                                     (1,478,642)
--------------------------------------------------------------------------------

FINANCIALS -- (22.6%)
Alexandria Real Estate Equities, Inc. REIT              (1,000)         (64,290)
Alleghany Corp.*                                          (100)         (27,600)
Arthur J Gallagher & Co.                                (2,900)         (65,279)
Bank of America Corp.                                   (6,500)         (97,890)
Capital One Financial Corp.                               (900)         (34,506)
Capitol Federal Financial                               (1,200)         (37,752)
Cathay General Bancorp                                  (3,700)         (27,935)
Cousins Properties, Inc. REIT                           (4,400)         (33,572)
Developers Diversified Realty Corp. REIT                (3,300)         (30,558)
East West Bancorp, Inc.                                 (3,700)         (58,460)
Fifth Third Bancorp                                     (3,100)         (30,225)
First Horizon National Corp.*                           (2,842)         (38,083)
First Niagara Financial Group                           (4,100)         (57,031)
Glacier Bancorp, Inc.                                   (2,300)         (31,556)
Hartford Financial Services Group, Inc.                 (1,900)         (44,194)
Hilltop Holdings, Inc.*                                 (5,200)         (60,528)
Iberiabank Corp.                                        (1,200)         (64,572)
Inland Real Estate Corp. REIT                           (5,100)         (41,565)
Interactive Brokers Group, Inc.- Class A*               (3,300)         (58,476)
Investors Bancorp, Inc.*                                (2,900)         (31,726)
KeyCorp                                                 (5,500)         (30,525)
Kimco Realty Corp. REIT                                 (6,600)         (89,298)
Lincoln National Corp.                                  (1,300)         (32,344)
Marshall & Ilsley Corp.                                 (4,800)         (26,160)
MB Financial, Inc.                                      (3,600)         (70,992)
MetLife, Inc.                                             (800)         (28,280)
Morgan Stanley                                          (2,200)         (65,120)
National Penn Bancshares, Inc.                          (9,900)         (57,321)
Northern Trust Corp.                                      (900)         (47,160)
Old National Bancorp/IN                                 (2,800)         (34,804)
Old Republic International Corp.                        (7,000)         (70,280)
Pico Holdings, Inc.*                                    (2,000)         (65,460)
Pinnacle Financial Partners, Inc.*                      (5,500)         (78,210)
PrivateBancorp, Inc.                                    (5,300)         (47,541)
Regency Centers Corp. REIT                              (2,200)         (77,132)
Regions Financial Corp.                                 (9,400)         (49,726)
SL Green Realty Corp. REIT                                (800)         (40,192)
State Street Corp.                                        (600)         (26,124)
Sunstone Hotel Investors, Inc. REIT*                    (4,100)         (36,408)
SunTrust Banks, Inc.                                    (3,900)         (79,131)
Umpqua Holdings Corp.                                   (6,800)         (91,188)
Webster Financial Corp.                                 (2,800)         (33,236)
Western Alliance Bancorp*                               (9,000)         (34,020)
Whitney Holding Corp./LA                                (7,100)         (64,681)
Wilmington Trust Corp.                                  (5,800)         (71,572)
XL Capital Ltd.- Class A                                (2,100)         (38,493)
Zenith National Insurance Corp.                         (1,000)         (29,780)
Zions Bancorp.                                          (3,900)         (50,037)
--------------------------------------------------------------------------------
                                                                     (2,401,013)
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ (9,286,909)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT ($8,930,837)                           $ (9,286,909)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.6%
(Cost $10,648,876)                                                 $ 10,770,977

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)                        (168,027)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 10,602,950
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

PLC   -- Public LImited Company

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
(ASSETS)
Common Stocks         $ 9,390,170     $        --    $        --    $ 9,390,170
Investment Funds          589,523              --             --        589,523
(LIABILITIES)
Common Stocks         $(9,286,909)    $        --    $        --    $(9,286,909)

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.9%                                 SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 16.0%
AllianceBernstein Holding LP+                          112,940      $  3,173,614
Arch Capital Group Ltd.*                                34,040         2,435,562
Assured Guaranty Ltd.+                                 108,250         2,355,520
Brandywine Realty Trust REIT                           265,960         3,031,944
Digital Realty Trust, Inc. REIT+                        63,430         3,189,260
Douglas Emmett, Inc. REIT                              157,490         2,244,233
First Horizon National Corp.*+                         168,793         2,261,828
IntercontinentalExchange, Inc.*                         22,600         2,537,980
Marshall & Ilsley Corp.                                275,203         1,499,856
SunTrust Banks, Inc.+                                  111,590         2,264,161
--------------------------------------------------------------------------------
                                                                      24,993,958
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.8%
Broadridge Financial Solutions                         100,430         2,265,701
Check Point Software Technologies*                      57,650         1,953,182
Global Payments, Inc.                                   39,520         2,128,547
IAC/InterActiveCorp*+                                  140,240         2,872,115
Jabil Circuit, Inc.                                    107,170         1,861,543
Maxim Integrated Products, Inc.                         94,910         1,926,673
Micron Technology, Inc.*+                              192,760         2,035,546
ON Semiconductor Corp.*                                276,460         2,435,612
Seagate Technology- ADR                                127,970         2,327,774
Sybase, Inc.*+                                          68,257         2,962,354
Teradyne, Inc.*+                                       184,390         1,978,505
--------------------------------------------------------------------------------
                                                                      24,747,552
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.4%
Abercrombie & Fitch Co.- Class A                        44,910         1,565,114
Dish Network Corp.- Class A                            103,520         2,150,110
Guess?, Inc.                                            55,590         2,351,457
Hasbro, Inc.                                            76,340         2,447,460
Lamar Advertising Co.- Class A*+                        75,850         2,358,177
Las Vegas Sands Corp.*+                                172,310         2,574,311
Lear Corp.*                                             11,550           781,242
Macy's, Inc.                                            96,430         1,616,167
Newell Rubbermaid, Inc.+                               149,640         2,246,096
WMS Industries, Inc.*                                   31,040         1,241,600
--------------------------------------------------------------------------------
                                                                      19,331,734
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.8%
Continental Airlines, Inc.- Class B*+                  145,060         2,599,475
Cooper Industries PLC                                   62,820         2,678,645
Joy Global, Inc.                                        37,370         1,927,918
McDermott International, Inc.*                          84,310         2,024,283
Oshkosh Corp.                                           52,090         1,928,893
Terex Corp.*                                            46,900           929,089
TransDigm Group, Inc.                                   45,010         2,137,525
WW Grainger, Inc.                                       26,910         2,605,695
--------------------------------------------------------------------------------
                                                                      16,831,523
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%
Biovail Corp.+                                         164,400         2,295,024
Humana, Inc.*                                           45,140         1,981,195
Intuitive Surgical, Inc.*+                               7,870         2,387,128
King Pharmaceuticals, Inc.*+                           235,700         2,892,039
Life Technologies Corp.*                                59,020         3,082,615
Mylan, Inc./PA*+                                       130,400         2,403,272
ResMed, Inc.*+                                          29,660         1,550,328
--------------------------------------------------------------------------------
                                                                      16,591,601
--------------------------------------------------------------------------------

ENERGY -- 9.4%
Alpha Natural Resources, Inc.*                          57,900         2,511,702
Concho Resources, Inc./Midland TX*                      56,440         2,534,156
ENSCO International, Inc.- ADR                          56,080         2,239,835
FMC Technologies, Inc.*+                                40,040         2,315,914
Newfield Exploration Co.*                               50,775         2,448,878
Oil States International, Inc.*                         67,020         2,633,216
--------------------------------------------------------------------------------
                                                                      14,683,701
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.5%
Green Mountain Coffee, Inc.*+                           37,940         3,090,972
J.M. Smucker Co. (The)                                  46,600         2,877,550
Safeway, Inc.                                           96,820         2,061,298
Sara Lee Corp.                                         170,460         2,076,203
Whole Foods Market, Inc.*+                              59,770         1,640,686
--------------------------------------------------------------------------------
                                                                      11,746,709
--------------------------------------------------------------------------------

MATERIALS -- 7.1%
Carpenter Technology Corp.                              96,050         2,588,548
Cliffs Natural Resources, Inc.                          71,970         3,317,097
Cytec Industries, Inc.                                  62,140         2,263,139
Huntsman Corp.+                                        111,720         1,261,319
Temple-Inland, Inc.                                     78,020         1,647,002
--------------------------------------------------------------------------------
                                                                      11,077,105
--------------------------------------------------------------------------------

UTILITIES -- 6.4%
Constellation Energy Group, Inc.                        74,730         2,628,254
Northeast Utilities                                     81,650         2,105,754
NV Energy, Inc.                                        207,880         2,573,554
Ormat Technologies, Inc.                                42,790         1,619,174
Questar Corp.                                           26,790         1,113,660
--------------------------------------------------------------------------------
                                                                      10,040,396
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.9%
SBA Communications Corp.- Class A*                      93,670         3,199,767
Windstream Corp.+                                      255,650         2,809,594
--------------------------------------------------------------------------------
                                                                       6,009,361
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $156,053,640
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                      SHARES          VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS --28.5%
Invesco AIM Liquid Assets Portfolio**               44,216,854    $  44,216,854
Touchstone Institutional
    Money Market Fund^                                 364,880          364,880
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  44,581,734
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.4%
(Cost $178,375,310)                                               $ 200,635,374

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.4%)                    (44,396,292)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 156,239,082
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $40,624,989.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION            LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common
  Stocks            $156,053,640    $         --    $         --    $156,053,640
Investment
  Funds               44,581,734              --              --      44,581,734
                    ------------------------------------------------------------
                                                                    $200,635,374

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Value Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.7%                                    SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 21.7%
Ameriprise Financial, Inc.                                 1,203    $    46,701
Boston Properties, Inc. REIT                                 777         52,113
Comerica, Inc.                                             1,754         51,866
Endurance Specialty Holdings Ltd.                          1,334         49,665
Federated Investors, Inc.- Class B                         1,013         27,858
Fifth Third Bancorp                                        5,061         49,345
First Horizon National Corp.*                              2,677         35,866
Liberty Property Trust REIT                                1,572         50,320
PartnerRe Ltd.                                               664         49,574
People's United Financial, Inc.                            2,949         49,248
ProAssurance Corp.*                                          896         48,124
Reinsurance Group of America, Inc.                         1,060         50,509
Synovus Financial Corp.                                   12,480         25,584
Unum Group                                                 2,447         47,765
Willis Group Holdings, Ltd.                                1,821         48,038
Zions Bancorp.                                             1,963         25,185
--------------------------------------------------------------------------------
                                                                        707,761
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.6%
American Eagle Outfitters, Inc.                            2,874         48,801
BorgWarner, Inc.                                           1,470         48,833
Darden Restaurants, Inc.                                   1,377         48,291
GameStop Corp.- Class A*                                   2,133         46,798
H&R Block, Inc.                                            2,390         54,062
Harley-Davidson, Inc.                                      1,593         40,144
Interpublic Group of Cos., Inc.*                           7,494         55,306
Mattel, Inc.                                               2,402         47,992
PetSmart, Inc.                                             1,979         52,819
--------------------------------------------------------------------------------
                                                                        443,046
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.7%
Avery Dennison Corp.                                       1,334         48,678
Cintas Corp.                                               1,492         38,866
Dover Corp.                                                1,249         51,971
PACCAR, Inc.                                               1,341         48,638
Pitney Bowes, Inc.                                         2,229         50,732
Rockwell Collins, Inc.                                       810         44,841
RR Donnelley & Sons Co.                                    2,069         46,077
Spirit Aerosystems Holdings, Inc.- Class A*                2,602         51,676
--------------------------------------------------------------------------------
                                                                        381,479
--------------------------------------------------------------------------------

UTILITIES -- 11.3%
AGL Resources, Inc.                                        1,513         55,179
Consolidated Edison, Inc.                                    753         34,209
Edison International                                       1,231         42,814
Great Plains Energy, Inc.                                  2,776         53,827
Pinnacle West Capital Corp.                                1,349         49,346
Portland General Electric Co.                              2,077         42,392
SCANA Corp.                                                1,144         43,106
Xcel Energy, Inc.                                          2,315         49,147
--------------------------------------------------------------------------------
                                                                        370,020
--------------------------------------------------------------------------------

MATERIALS -- 9.4%
Allegheny Technologies, Inc.                               1,084         48,531
AptarGroup, Inc.                                           1,042         37,241
Cliffs Natural Resources, Inc.                               906         41,758
Domtar Corp.*                                                708         39,230
Nucor Corp.                                                  971         45,297
Owens-Illinois, Inc.*                                      1,390         45,689
Packaging Corp. of America                                 2,086         47,999
--------------------------------------------------------------------------------
                                                                        305,745
--------------------------------------------------------------------------------

ENERGY -- 8.8%
Murphy Oil Corp.                                             814         44,119
Nabors Industries Ltd.*                                    2,267         49,625
Newfield Exploration Co.*                                  1,043         50,304
Pioneer Natural Resources Co.                              1,033         49,759
Range Resources Corp.                                        914         45,563
Spectra Energy Corp.                                       2,390         49,019
--------------------------------------------------------------------------------
                                                                        288,389
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.4%
BJ's Wholesale Club, Inc.*                                   992         32,448
Brown-Forman Corp.- Class B                                  918         49,177
Dean Foods Co.*                                            3,306         59,640
McCormick & Co., Inc.                                      1,272         45,957
Molson Coors Brewing Co.- Class B                            931         42,044
Tyson Foods, Inc.- Class A                                 3,535         43,375
--------------------------------------------------------------------------------
                                                                        272,641
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.8%
Analog Devices, Inc.                                       1,619         51,128
Diebold, Inc.                                              1,735         49,361
Molex, Inc.                                                2,475         53,336
Sybase, Inc.*                                              1,050         45,570
Synopsys, Inc.*                                            2,483         55,321
--------------------------------------------------------------------------------
                                                                        254,716
--------------------------------------------------------------------------------

HEALTH CARE -- 7.0%
AmerisourceBergen Corp.                                    1,972         51,410
Beckman Coulter, Inc.                                        513         33,571
Cooper Cos., Inc.                                            923         35,185
Henry Schein, Inc.*                                          733         38,556
Teleflex, Inc.                                               646         34,813
Zimmer Holdings, Inc.*                                       594         35,111
--------------------------------------------------------------------------------
                                                                        228,646
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 3,252,443
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Mid Cap Value Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES        VALUE
-------------------------------------------------------------------------------

INVESTMENT FUND -- 0.7%
Touchstone Institutional
    Money Market Fund^                                    23,510    $    23,510
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $3,122,262)                                                   $ 3,275,953

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                         (13,305)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 3,262,648
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                   LEVEL 1       LEVEL 2       LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Common Stocks               $3,252,443    $       --    $       --    $3,252,443
Investment Fund                 23,510            --            --        23,510
                            ----------------------------------------------------
                                                                      $3,275,953

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Premium Yield Equity Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 91.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

ENERGY -- 17.9%
BP PLC- ADR                                               10,295    $   596,801
Diamond Offshore Drilling, Inc.                            6,055        595,933
Enerplus Resources Fund                                   35,580        816,917
Kinder Morgan Management LLC*                             27,993      1,529,531
Southern Union Co.                                        33,540        761,358
Spectra Energy Corp.                                      33,905        695,392
--------------------------------------------------------------------------------
                                                                      4,995,932
--------------------------------------------------------------------------------

UTILITIES -- 16.1%
American Water Works Co., Inc.                            34,865        781,325
CMS Energy Corp.                                          31,390        491,567
National Grid PLC- ADR                                    15,550        845,609
NiSource, Inc.                                            51,830        797,145
Northeast Utilities                                       16,245        418,959
Oneok, Inc.                                               17,870        796,466
Pepco Holdings, Inc.                                      21,845        368,088
--------------------------------------------------------------------------------
                                                                      4,499,159
--------------------------------------------------------------------------------

HEALTH CARE -- 15.2%
Abbott Laboratories                                       13,515        729,675
Bristol-Myers Squibb Co.                                  16,110        406,777
Eli Lilly & Co.                                           23,415        836,150
Johnson & Johnson                                         14,165        912,368
Merck & Co., Inc.                                         23,755        868,008
Pfizer, Inc.                                              27,350        497,496
--------------------------------------------------------------------------------
                                                                      4,250,474
--------------------------------------------------------------------------------

FINANCIALS -- 9.9%
Alexandria Real Estate Equities, Inc. REIT                 8,605        553,216
Allstate Corp.                                            17,375        521,945
Bank of Montreal                                           6,530        346,612
Cincinnati Financial Corp.                                19,375        508,400
HCP, Inc. REIT                                            16,030        489,556
HSBC Holdings PLC- ADR                                     6,290        359,096
--------------------------------------------------------------------------------
                                                                      2,778,825
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.7%
Intel Corp.                                               29,965        611,286
Microchip Technology, Inc.                                23,265        676,081
Paychex, Inc.                                             16,020        490,853
Taiwan Semiconductor Manufacturing Co.
    Ltd.- ADR                                             57,193        654,288
--------------------------------------------------------------------------------
                                                                      2,432,508
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 8.6%
AT&T, Inc.                                                23,440        657,023
BCE, Inc.                                                 21,265        587,127
China Mobile Ltd.- ADR                                     7,935        368,422
Tele Norte Leste Participacoes SA- ADR                    12,495        267,643
Windstream Corp.                                          48,165        529,333
--------------------------------------------------------------------------------
                                                                      2,409,548
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.3%
Colgate-Palmolive Co.                                      9,330        766,460
Procter & Gamble Co.                                      11,910        722,103
Unilever NV                                               17,270        558,339
--------------------------------------------------------------------------------
                                                                      2,046,902
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 5.5%
Genuine Parts Co.                                         14,600        554,216
McDonald's Corp.                                           8,170        510,135
Thomson Reuters Corp.                                     15,030        484,717
--------------------------------------------------------------------------------
                                                                      1,549,068
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.9%
RR Donnelley & Sons Co.                                   23,350        520,004
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $25,482,420
--------------------------------------------------------------------------------

INVESTMENT FUND -- 9.0%
Touchstone Institutional
    Money Market Fund^                                 2,518,311    $ 2,518,311
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $26,828,964)                                                  $28,000,731

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                         (21,263)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $27,979,468
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

PLC   -- Public Limited Company

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1          LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks           $25,482,420    $        --    $        --    $25,482,420
Investment Fund           2,518,311             --             --      2,518,311
                        --------------------------------------------------------
                                                                     $28,000,731

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Sands Capital Select Growth Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.8%                                 SHARES          VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 33.7%
Apple, Inc.*                                           167,400    $  35,297,964
Broadcom Corp.- Class A*                               292,500        9,199,125
FLIR Systems, Inc.*                                    267,400        8,749,328
Google, Inc.- Class A*                                  51,400       31,866,972
QUALCOMM, Inc.                                         545,100       25,216,326
Salesforce.com, Inc.*                                  312,600       23,060,502
Visa, Inc.- Class A                                    301,100       26,334,206
VMware, Inc.- Class A*                                 160,400        6,797,752
--------------------------------------------------------------------------------
                                                                    166,522,175
--------------------------------------------------------------------------------

HEALTH CARE -- 19.2%
Allergan, Inc.                                         346,800       21,851,868
Genzyme Corp.*                                         408,900       20,040,189
Illumina, Inc.*                                        262,228        8,037,288
Intuitive Surgical, Inc.*                               97,900       29,695,028
Stryker Corp.                                           53,361        2,687,794
Varian Medical Systems, Inc.*                          260,400       12,199,740
--------------------------------------------------------------------------------
                                                                     94,511,907
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.1%
Amazon.com, Inc.*                                      269,400       36,239,688
Las Vegas Sands Corp.*                                 596,100        8,905,734
NIKE, Inc.- Class B                                    191,700       12,665,619
Staples, Inc.                                          390,000        9,590,100
Starbucks Corp.*                                       527,800       12,171,068
--------------------------------------------------------------------------------
                                                                     79,572,209
--------------------------------------------------------------------------------

ENERGY -- 13.6%
FMC Technologies, Inc.*                                349,300       20,203,512
National Oilwell Varco, Inc.                           585,000       25,792,650
Schlumberger Ltd.                                      322,900       21,017,561
--------------------------------------------------------------------------------
                                                                     67,013,723
--------------------------------------------------------------------------------

FINANCIALS -- 7.8%
Charles Schwab Corp. (The)                             353,800        6,658,516
CME Group, Inc.                                         37,400       12,564,530
IntercontinentalExchange, Inc.*                        170,300       19,124,690
--------------------------------------------------------------------------------
                                                                     38,347,736
--------------------------------------------------------------------------------

MATERIALS -- 3.8%
Monsanto Co.                                           228,700       18,696,225
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.7%
America Movil SAB de CV- ADR                           281,800       13,238,964
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.9%
Iron Mountain, Inc.*+                                  204,900        4,663,524
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 482,566,463
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 2.9%
Invesco AIM Liquid Assets Portfolio**                4,439,761    $   4,439,761
Touchstone Institutional
    Money Market Fund^                              10,037,924       10,037,924
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  14,477,685
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $370,767,294)                                               $ 497,044,148

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                      (3,408,603)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 493,635,545
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $4,299,956.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

ADR   -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION           LEVEL 1       LEVEL 2          LEVEL 3          TOTAL
------------------------------------------------------------------------------
Common
  Stocks          $482,566,463    $         --    $         --    $482,566,463
Investment
  Funds             14,477,685              --              --      14,477,685
                  ------------------------------------------------------------
                                                                  $497,044,148

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

             CORPORATE BONDS -- 24.8%
             FINANCIALS -- 14.7%
$   350,000  American Express Bank,
                 0.384%, 6/12/12(a)                                 $    340,630
    315,000  Bank of New York Mellon Corp.,
                 4.950%, 11/1/12                                         339,248
    150,000  Bank of New York Mellon Corp.,
                 5.125%, 11/1/11                                         159,811
    210,000  Fifth Third Bank, 4.200%, 2/23/10                           210,834
    235,000  General Electric Capital Corp.,
                 0.343%, 8/15/11(a)                                      233,433
    280,000  Goldman Sachs Group, Inc.,
                 6.875%, 1/15/11                                         296,919
    275,000  Hudson United Bank, 7.000%, 5/15/12                         293,612
    215,000  ING USA Global Funding,
                 4.500%, 10/1/10                                         219,684
    125,000  Jefferies Group, Inc., 7.750%, 3/15/12                      135,202
    335,000  John Deere Capital Corp.,
                 2.000%, 4/15/11                                         333,769
    295,000  MONY Group, Inc., 8.350%, 3/15/10                           298,668
    255,000  Morgan Stanley, 5.625%, 1/9/12                              269,107
    270,000  National City Bank of Kentucky,
                 6.300%, 2/15/11                                         279,002
    120,000  New York Life Global Funding, 144a,
                 5.250%, 10/16/12                                        128,693
    365,000  Northern Trust Corp., 5.300%, 8/29/11                       387,284
    450,000  PNC Funding Corp., 2.300%, 6/22/12                          457,603
    270,000  State Street Corp., 7.650%, 6/15/10                         277,858
    260,000  SunTrust Bank, Inc., 6.375%, 4/1/11                         270,242
    300,000  Travelers Insurance Co. Institutional
                 Fund, 0.759%, 12/8/11                                   291,864
    300,000  Trustreet Properties, Inc., 7.500%, 4/1/15                  310,234
    500,000  Wells Fargo & Co., Ser MTN,
                 3.980%, 10/29/10                                        513,436
    275,000  Xlliac Global Funding, 144a,
                 4.800%, 8/10/10                                         276,598
--------------------------------------------------------------------------------
                                                                       6,323,731
--------------------------------------------------------------------------------

             HEALTH CARE -- 2.5%
    325,000  Baxter FinCo BV, 4.750%, 10/15/10                           335,428
    330,000  Express Scripts, Inc., 5.250%, 6/15/12                      350,658
    360,000  Hospira, Inc., 5.550%, 3/30/12                              383,712
--------------------------------------------------------------------------------
                                                                       1,069,798
--------------------------------------------------------------------------------

             CONSUMER STAPLES -- 2.0%
    620,000  CVS Caremark Corp., 0.556%, 6/1/10(a)                       620,257
    215,000  Kroger Co., 6.800%, 4/1/11                                  228,306
--------------------------------------------------------------------------------
                                                                         848,563
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES -- 1.8%
    218,605  BellSouth Telecommunications, Inc.,
                 6.300%, 12/15/15                                        232,197
    240,000  New Cingular Wireless Services, Inc.,
                 8.125%, 5/1/12                                          271,184
    104,000  TELUS Corp., 8.000%, 6/1/11                                 112,591
    175,000  Verizon New England, Inc.,
                 6.500%, 9/15/11                                         186,525
--------------------------------------------------------------------------------
                                                                         802,497
--------------------------------------------------------------------------------

             INDUSTRIALS -- 1.4%
    225,000  Cooper US, Inc., 5.250%, 11/15/12                           241,445
    179,658  Systems 2001 AT LLC, 144a,
                 6.664%, 9/15/13                                         183,793
    175,000  Tyco International Finance,
                 6.375%, 10/15/11                                        187,653
--------------------------------------------------------------------------------
                                                                         612,891
--------------------------------------------------------------------------------

             UTILITIES -- 1.3%
    300,000  NSTAR Electric Co., 7.800%, 5/15/10                         306,501
    270,000  Sempra Energy, 7.950%, 3/1/10                               272,970
--------------------------------------------------------------------------------
                                                                         579,471
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 0.6%
    245,000  Comcast Cable Communications LLC,
                 6.750%, 1/30/11                                         258,565
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY -- 0.5%
    200,000  Hewlett-Packard Co., 2.250%, 5/27/11                        202,840
--------------------------------------------------------------------------------

             TOTAL CORPORATE BONDS                                  $ 10,698,356
--------------------------------------------------------------------------------

             U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS -- 22.0%
  1,102,329  FHLMC, Ser 2590, Class UL, Pool
                 #FHR 2590 UL, 3.750%, 3/15/32                         1,124,945
    444,928  FHLMC, Ser 2510, Class TA, Pool
                 #FHR 2510 TA, 4.000%, 6/15/32                           455,980
    258,595  FHLMC, Ser 2575, Class QP, Pool
                 #FHR 2575 QP, 4.500%, 11/15/31                          264,654
      5,428  FHLMC, Pool #G10446, 6.500%, 2/1/11                           5,584
    107,124  FHLMC, Pool #D94598, 6.500%, 4/1/21                         116,544
     52,866  FHLMC, Pool #E97227, 7.000%, 9/1/14                          54,025
    113,022  FHLMC, Pool #C66916, 7.000%, 5/1/32                         124,368
    132,081  FHLMC, Pool #G30085,
                 7.500%, 10/1/17                                         149,075
    211,067  FHLMC CMO/REMIC, Ser 2892,
                 Class A, Pool #FHR 2892 A,
                 5.000%, 5/15/21                                         215,683
    441,547  FHLMC CMO/REMIC, Ser 3178,
                 Class MA, Pool #FHR 3178 MA,
                 6.000%, 10/15/26                                        449,697
    398,883  FNMA, Ser 2003-19, Class ME,
                 Pool #FNR 2003-19 ME,
                 4.000%, 1/25/33                                         409,736
    591,515  FNMA, Ser 2003-42, Class CA,
                 Pool #FNR 2003-42 CA,
                 4.000%, 5/25/33                                         605,296

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

             U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS -- 22.0% (CONTINUED)
$   618,717  FNMA, Ser 2003-119, Class PU,
                 Pool #FNR 2003-119 PU,
                 4.000%, 11/25/33                                   $    639,487
      3,351  FNMA, Pool #250477, 6.000%, 1/1/11                            3,476
      1,008  FNMA, Ser 1999-15, Class PC,
                 Pool #FNR 1999-15 PC,
                 6.000%, 9/25/18                                           1,009
     43,498  FNMA, Pool #313429, 7.000%, 3/1/12                           45,330
     83,466  FNMA, Pool #323441, 7.000%, 12/1/13                          86,157
    235,995  FNMA, Pool #546474, 7.000%, 1/1/15                          249,557
      8,303  FNMA, Pool #334593, 7.000%, 5/1/24                            9,207
    137,407  FNMA, Pool #323832, 7.500%, 7/1/29                          154,933
    166,134  FNMA, Pool #665773, 7.500%, 6/1/31                          187,238
         27  FNMA, Pool #N 6222, 9.000%, 4/1/16                               28
    196,787  FNMA CMO/REMIC, Ser 2003-66,
                 Class AP, Pool #FNR 2003-66 AP,
                 3.500%, 11/25/32                                        199,307
    687,490  FNMA CMO/REMIC, Ser 2002-71,
                 Class AP, Pool #FNR 2002-71 AP,
                 5.000%, 11/25/32                                        719,771
    351,284  GNMA, Ser 2004-43, Class A, Pool
                 #2004-43 A, 2.822%, 12/16/19                            354,726
    120,279  GNMA, Ser 2004-9, Class A, Pool
                 #2004-9 A, 3.360%, 8/16/22                              121,078
    168,671  GNMA, Ser 2004-6, Class B, Pool
                 #2004-6 B, 3.949%, 7/16/33                              173,810
    294,262  GNMA, Ser 2005-76, Class A, Pool
                 #2005-76 A, 3.963%, 5/16/30                             303,698
    343,948  GNMA, Ser 2005-12, Class A, Pool
                 #2005-12 A, 4.044%, 5/16/21                             350,879
     16,615  GNMA, Pool #G2 8426,
                 4.125%, 11/20/18 (a)                                     17,081
    672,193  GNMA, Ser 2002-72, Class AB,
                 Pool #2002-72 AB,
                 4.500%, 10/20/32                                        687,171
    430,000  GNMA, Ser 2004-12, Class BA,
                 Pool #2004-12 BA, 4.807%, 8/16/32                       446,322
      4,270  GNMA, Pool #G2 2707,
                 5.500%, 1/20/14                                           4,503
      3,395  GNMA, Pool #G2 2802,
                 5.500%, 7/20/14                                           3,581
     56,578  GNMA, Pool #G2 2843,
                 5.500%, 11/20/14                                         59,675
     56,870  GNMA, Pool #578189, 6.000%, 2/15/32                          60,753
     17,457  GNMA, Pool #462486, 6.500%, 1/15/13                          18,766
     40,731  GNMA, Pool #569337, 6.500%, 4/15/22                          43,173
    165,055  GNMA, Pool #780604, 7.000%, 7/15/12                         173,922
     70,872  GNMA, Pool #G2 814, 8.000%, 8/20/17                          78,595
     31,308  GNMA, Pool #780327,
                 8.000%, 11/15/17                                         34,527
     70,555  GNMA, Pool #780322,
                 8.000%, 11/15/22                                         80,699
     63,963  GNMA, Pool #344233,
                 8.000%, 2/15/23                                          73,448
    126,668  GNMA, Pool #345123,
                 8.000%, 12/15/23                                        145,451
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT
             MORTGAGE-BACKED OBLIGATIONS                            $  9,502,945
--------------------------------------------------------------------------------

             ASSET-BACKED SECURITIES -- 21.8%
    480,000  American Express Credit Account
                 MTN, Ser 2005-4, Class A,
                 0.303%, 1/15/15(a)                                      473,749
    260,000  Bank of America Auto Trust,
                 Ser 2008-1A, Class A3A, 144a,
                 4.970%, 9/20/12                                         267,998
    175,000  CarMax Auto Owner Trust, Ser 2006-2,
                 Class B, 5.310%, 4/16/12                                180,484
     63,077  Caterpillar Financial Asset Trust,
                 Ser 2008-A, Class A2B,
                 1.381%, 12/27/10(a)                                      63,108
    133,568  CenterPoint Energy Transition
                 Bond Co. LLC, Ser 2005-A,
                 Class A2, 4.970%, 8/1/14                                139,194
    270,000  Chase Issuance Trust, Ser 2007-A17,
                 Class A, 5.120%, 10/15/14                               290,854
    430,000  Chase Issuance Trust, Ser 2008-A11,
                 Class A11, 5.400%, 7/15/15                              466,534
    305,000  Chase Issuance Trust, Ser 2009-A3,
                 Class A3, 2.400%, 6/17/13                               309,598
    333,673  Chase Manhattan Auto Owner
                 Trust, Ser 2006-B, Class A4,
                 5.110%, 4/15/14                                         341,314
    300,000  Chrysler Financial Auto
                 Securitization Trust, Ser 2009-A,
                 Class A3, 2.820%, 1/15/16                               304,511
  1,275,725  CNH Equipment Trust, Ser 2008-B,
                 Class A3B, 1.633%, 7/16/12(a)                         1,280,251
    150,000  CNH Equipment Trust, Ser 2008-B,
                 Class A4A, 5.600%, 11/17/14                             156,917
    325,000  CNH Equipment Trust, Ser 2009-B,
                 Class A4, 5.170%, 10/15/14                              342,095
    425,000  Discover Card Master Trust,
                 Ser 2008-A3, Class A3,
                 5.100%, 10/15/13                                        444,675
    181,269  Ford Credit Auto Owner Trust,
                 Ser 2007-B, Class A3A,
                 5.150%, 11/15/11                                        184,769
    140,000  Ford Credit Auto Owner Trust,
                 Ser 2009-B, Class A4,
                 4.500%, 7/15/14                                         147,040
    320,000  GE Capital Credit Card Master
                 Note Trust, Ser 2005-3, Class A,
                 4.130%, 6/15/13                                         324,493

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

             ASSET-BACKED SECURITIES -- 21.8% (CONTINUED)
$   300,000  GE Capital Credit Card Master
                 Note Trust, Ser 2009-2, Class A,
                 3.690%, 7/15/15                                    $    306,425
    743,458  Harley-Davidson Motorcycle Trust,
                 Ser 2006-1, Class A2, 144a,
                 5.040%, 10/15/12                                        763,032
    170,685  John Deere Owner Trust, Ser 2007-A,
                 Class A4, 5.070%, 4/15/14                               175,189
    211,546  Louisiana Public Facilities Authority,
                 Ser 2008, Class A, 4.500%, 2/1/14                       214,063
    287,959  Morgan Stanley Capital I,
                 Ser 2007-HQ11, Class A1,
                 5.246%, 2/12/44                                         294,837
    440,000  Nissan Auto Lease Trust, Ser 2009-A,
                 Class A4, 3.510%, 11/17/14                              451,229
    400,000  PG&E Energy Recovery Funding LLC,
                 Ser 2005-1, Class A4,
                 4.370%, 6/25/14                                         418,747
    113,431  PG&E Energy Recovery Funding LLC,
                 Ser 2005-2, Class A2,
                 5.030%, 3/25/14                                         118,809
    123,920  RSB Bondco LLC, Ser 2007-A,
                 Class A1, 5.470%, 10/1/14                               131,444
    375,000  Volkswagen Auto Lease Trust,
                 Ser 2009-A, Class A3,
                 3.410%, 4/16/12                                         384,378
    239,000  Volkswagen Auto Loan Enhanced
                 Trust, Ser 2008-1, Class A3,
                 4.500%, 7/20/12                                         244,937
    180,000  World Financial Network Credit
                 Card Master Trust, Ser 2009-B,
                 Class A, 3.790%, 5/15/16                                181,281
--------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES                          $  9,401,955
--------------------------------------------------------------------------------

             MORTGAGE-BACKED SECURITIES -- 10.6%
    151,298  Banc of America Commercial
                 Mortgage, Inc., Ser 2000-2,
                 Class A2, 7.197%, 9/15/32(a)                            152,172
    301,006  Community Program Loan Trust,
                 Ser 1987-A, Class A4,
                 4.500%, 10/1/18                                         302,070
    325,000  Crown Castle Towers LLC,
                 Ser 2005-1A, Class AFX, 144a,
                 4.643%, 6/15/35                                         328,250
    170,000  Crown Castle Towers LLC,
                 Ser 2005-1A, Class B, 144a,
                 4.878%, 6/15/35                                         171,700
    275,000  Crown Castle Towers LLC,
                 Ser 2006-1A, Class AFX, 144a,
                 5.245%, 11/15/36                                        283,250
    330,000  Crown Castle Towers LLC,
                 Ser 2006-1A, Class B, 144a,
                 5.362%, 11/15/36                                        338,250
    257,070  First Union National Bank
                 Commercial Mortgage, Ser 2000-C1,
                 Class A2, 7.841%, 5/17/32                               257,356
    437,888  First Union National Bank
                 Commercial Mortgage, Ser 2001-C2,
                 Class A2, 6.663%, 1/12/43                               453,848
    145,000  First Union National Bank Commercial
                 Mortgage, Ser 2001-C4,
                 Class A2, 6.223%, 12/12/33                              151,827
    150,000  GE Capital Commercial Mortgage
                 Corp., Ser 2001-1, Class A2,
                 6.531%, 5/15/33                                         155,770
    360,000  GE Capital Commercial Mortgage
                 Corp., Ser 2001-3, Class A2,
                 6.070%, 6/10/38                                         377,060
     69,910  LB-UBS Commercial Mortgage Trust,
                 Ser 2000-C3, Class A2,
                 7.950%, 5/15/25(a)                                       70,002
    285,000  LB-UBS Commercial Mortgage
                 Trust, Ser 2001-C2, Class A2,
                 6.653%, 11/15/27                                        296,517
    319,006  LB-UBS Commercial Mortgage
                 Trust, Ser 2003-C5, Class A3,
                 4.254%, 7/15/27                                         324,160
    315,000  LB-UBS Commercial Mortgage
                 Trust, Ser 2003-C7, Class A3,
                 4.559%, 9/15/27(a)                                      320,151
    297,932  Merrill Lynch Mortgage Investors, Inc.,
                 Ser 1998-C1, Class A3,
                 6.720%, 11/15/26(a)                                     320,787
    254,428  Wells Fargo Mortgage Backed
                 Securities, Ser 2006-16,
                 Class A12, 5.000%, 11/25/36                             248,470
--------------------------------------------------------------------------------
             TOTAL MORTGAGE-BACKED SECURITIES                       $  4,551,640
--------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
    500,000  FHLMC, 2.000%, 2/25/11                                      500,946
    260,000  FNMA, 5.250%, 8/1/12                                        277,454
    189,590  Petrodrill Four Ltd., 4.240%, 1/15/16                       196,673
    146,255  Petrodrill Four Ltd., 4.390%, 4/15/16                       150,884
    324,096  SBA, Ser 2008-10B, Class 1,
                 4.580%, 3/1/18                                          340,309
    229,332  SBA, Ser 2003-20E, Class 1,
                 4.640%, 5/1/23                                          237,481
    277,285  SBA, Ser 2004-20B, Class 1,
                 4.720%, 2/1/24                                          288,093
    212,283  SBA, Ser 2002-20J, Class 1,
                 4.750%, 10/1/22                                         220,588
    270,697  SBA, Ser 2005-20G, Class 1,
                 4.750%, 7/1/25                                          282,633
    336,168  SBA, Ser 2007-10E, Class 1,
                 5.250%, 9/1/17                                          357,760

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
             (CONTINUED)
$    90,000  SBA, Ser 2006-1A, Class A,
                 Pool #SBAC 2006-1A A,
                 5.314%, 11/15/36                                   $     92,025
    187,648  SBA, Ser 2006-P10A, Class 1,
                 5.408%, 2/10/16                                         199,001
    235,761  SBA, Ser 98-L, 5.800%, 12/1/18                              250,276
    228,661  SBA, Ser 20C, 6.070%, 3/1/22                                245,186
    258,574  SBA, 6.140%, 1/1/22                                         277,566
    233,411  SBA, Ser 2005-P10A, Class 1,
                 4.638%, 2/10/15                                         243,142
    202,125  Whc-Irs Trust, 6.980%, 5/15/15                              220,058
--------------------------------------------------------------------------------

             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS                                            $  4,380,075
--------------------------------------------------------------------------------

             U.S. TREASURY OBLIGATIONS -- 7.2%
    953,354  U.S. Treasury Inflation Indexed
                 Bond, 1.875%, 7/15/13                                 1,004,075
    750,000  U.S. Treasury Note, 0.875%, 2/28/11                         751,816
    500,000  U.S. Treasury Note, 4.125%, 8/31/12                         534,531
    800,000  U.S. Treasury Note, 2.750%, 10/31/13                        819,313
--------------------------------------------------------------------------------

             TOTAL U.S. TREASURY OBLIGATIONS                        $  3,109,735
--------------------------------------------------------------------------------

             MUNICIPAL BOND -- 1.8%
             PENNSYLVANIA -- 1.8%
    750,000  Commonwealth Fing Auth PA
                 Rev, Ser A 3.860%, 6/1/11                          $    769,192
--------------------------------------------------------------------------------

             MEDIUM-TERM NOTE/SENIOR NOTE -- 0.5%
             INDUSTRIALS -- 0.5%
    225,000  Ryder System, Inc., 5.950%, 5/2/11                     $    232,729
--------------------------------------------------------------------------------

                                                                       MARKET
   SHARES                                                               VALUE
--------------------------------------------------------------------------------
             INVESTMENT FUND -- 0.9%
    380,404  Touchstone Institutional
                 Money Market Fund^                                 $    380,404
--------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 99.8%
             (Cost $42,077,920)                                     $ 43,027,031

             OTHER ASSETS IN EXCESS
             OF LIABILITIES -- 0.2%                                       94,762
--------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                   $ 43,121,793
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

CMO   -- Collateralized Mortgage Obligation

FNMA  -- Federal National Mortgage Association

FHLMC -- Federal Home Loan Mortgage Corporation

GNMA  -- Government National Mortgage Association

MTN   -- Medium Term Note

REMIC -- Real Estate Mortgage Investment Conduit

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $2,741,564 or 6.4% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                LEVEL 1       LEVEL 2         LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Asset-Backed
  Securities            $        --    $ 9,401,955    $        --    $ 9,401,955
Corporate Bonds                  --     10,698,356             --     10,698,356
Investment Fund             380,404             --             --        380,404
Medium-Term
  Note/Senior Note               --        232,729             --        232,729
Mortgage-Backed
  Securities                     --      4,551,640             --      4,551,640
Municipal Bond                   --        769,192             --        769,192
U.S. Government
  Agency
  Obligations                    --      4,380,075             --      4,380,075
U.S. Government
  Mortgage-Backed
  Obligations                    --      9,502,945             --      9,502,945
U.S. Treasury
  Obligations                    --      3,109,735             --      3,109,735
                        --------------------------------------------------------
                                                                     $43,027,031

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Core Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.8%                                 SHARES          VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 21.0%
Alexander & Baldwin, Inc.                               13,524     $    462,927
Brink's Co.                                             11,542          280,932
Corrections Corp. of America*                           17,831          437,751
Force Protection, Inc.*                                 64,009          333,487
Knoll, Inc.                                             29,428          303,991
Korn/Ferry International*                               14,261          235,306
Tredegar Corp.                                          31,441          497,397
--------------------------------------------------------------------------------
                                                                      2,551,791
--------------------------------------------------------------------------------

FINANCIALS -- 19.8%
Alleghany Corp.*                                           942          259,992
Eaton Vance Corp.                                        8,380          254,836
Hatteras Financial Corp. REIT                            8,118          226,979
Investors Title Co.                                      1,289           40,088
Markel Corp.*                                              355          120,700
Montpelier Re Holdings Ltd.                             24,238          419,802
Tejon Ranch Co.*                                         9,725          284,165
UDR, Inc. REIT                                          17,021          279,825
Wesco Financial Corp.                                      722          247,646
White Mountains Insurance Group Ltd.                       820          272,781
--------------------------------------------------------------------------------
                                                                      2,406,814
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 18.3%
Brink's Home Security Holdings, Inc.*                   11,518          375,948
Cabela's, Inc.*                                         30,109          429,354
CarMax, Inc.*                                            9,807          237,820
Hasbro, Inc.                                            14,077          451,309
Service Corp. International                             49,185          402,825
Sturm Ruger & Co., Inc.                                 34,522          334,863
--------------------------------------------------------------------------------
                                                                      2,232,119
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.8%
Energizer Holdings, Inc.*                                5,232          320,617
Lance, Inc.                                             15,480          407,124
Pricesmart, Inc.                                        17,598          359,703
Universal Corp./VA                                       7,667          349,692
--------------------------------------------------------------------------------
                                                                      1,437,136
--------------------------------------------------------------------------------

MATERIALS -- 9.9%
Albemarle Corp.                                         13,058          474,920
NewMarket Corp.                                          5,085          583,605
Vulcan Materials Co.                                     2,847          149,952
--------------------------------------------------------------------------------
                                                                      1,208,477
--------------------------------------------------------------------------------

ENERGY -- 6.8%
Atwood Oceanics, Inc.*                                  11,726          420,377
Kinder Morgan Management LLC*                            7,556          412,865
--------------------------------------------------------------------------------
                                                                        833,242
--------------------------------------------------------------------------------

HEALTH CARE -- 6.3%
IMS Health, Inc.                                         5,426          114,272
Owens & Minor, Inc.                                      8,550          367,051
Tenet Healthcare Corp.*                                 53,925          290,656
--------------------------------------------------------------------------------
                                                                        771,979
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 3.9%
Advent Software, Inc.*                                   5,200          211,796
Synaptics, Inc.*                                         8,521          261,169
--------------------------------------------------------------------------------
                                                                        472,965
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 11,914,523
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.6%
Touchstone Institutional
    Money Market Fund^                                 434,849     $    434,849
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.4%
(Cost $11,813,217)                                                 $ 12,349,372

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%)                        (167,189)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 12,182,183
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks           $11,914,523    $        --    $        --    $11,914,523
Investment Fund             434,849             --             --        434,849
                        --------------------------------------------------------
                                                                     $12,349,372

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 105.0%                                 SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 31.0%
AMERISAFE, Inc.*                                         34,090    $    612,597
Assured Guaranty Ltd.+                                   51,640       1,123,686
BioMed Realty Trust, Inc. REIT                           75,040       1,184,131
Boston Private Financial Holdings+                      139,330         803,934
Brandywine Realty Trust REIT                            113,630       1,295,382
Cardtronics, Inc.*+                                      65,150         721,210
Cash America International, Inc.                         45,730       1,598,721
Conseco, Inc.*                                          202,370       1,011,850
DCT Industrial Trust, Inc. REIT                         185,860         933,017
DuPont Fabros Technology, Inc. REIT                      65,810       1,183,922
East West Bancorp, Inc.+                                 51,590         815,122
Evercore Partners, Inc.- Class A+                        23,170         704,368
First Niagara Financial Group                            67,150         934,057
Hancock Holding Co.                                      21,180         927,472
Hilltop Holdings, Inc.*                                  44,370         516,467
LaSalle Hotel Properties REIT+                           46,170         980,189
MF Global Ltd.*+                                         84,030         584,009
Mid-America Apartment
    Communities, Inc. REIT                               23,060       1,113,337
Montpelier Re Holdings Ltd.                              32,010         554,413
Nelnet, Inc.- Class A                                    69,020       1,189,215
Prosperity Bancshares, Inc.+                             31,910       1,291,398
Signature Bank*                                          46,900       1,496,110
Washington Real Estate Investment Trust REIT+            36,550       1,006,952
Webster Financial Corp.+                                 86,550       1,027,349
Wilshire Bancorp, Inc.+                                  82,970         679,524
--------------------------------------------------------------------------------
                                                                     24,288,432
--------------------------------------------------------------------------------

INDUSTRIALS -- 16.3%
ACCO Brands Corp.*                                      115,560         841,277
Albany International Corp.- Class A                      43,360         973,866
Altra Holdings, Inc.*                                    63,790         787,806
A-Power Energy Generation Systems Ltd.*                  33,530         613,264
Atlas Worldwide Holdings, Inc.*                          32,370       1,205,782
Columbus McKinnon Corp.*                                 39,470         539,160
Esterline Technologies Corp.*                            17,300         705,321
Fushi Copperweld, Inc.*                                  63,430         641,912
Genco Shipping & Trading Ltd.*+                          38,290         856,930
GrafTech International Ltd.*                             37,780         587,479
Woodward Governor Co.                                    28,540         735,476
--------------------------------------------------------------------------------
                                                                      8,488,273
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.7%
Emulex Corp.*                                            73,660         802,894
Entegris, Inc.*+                                        194,450       1,026,696
JDA Software Group, Inc.*+                               34,360         875,149
JDS Uniphase Corp.*                                     144,410       1,191,383
Net 1 UEPS Technologies, Inc.*                           41,120         798,550
Polycom, Inc.*                                           35,230         879,693
Teradyne, Inc.*+                                        107,100       1,149,183
Unisys Corp.*                                            41,255       1,590,793
VeriFone Holdings, Inc.*                                 38,530         631,121
Zoran Corp.*                                             93,640       1,034,722
-------------------------------------------------------------------------------
                                                                      9,980,184
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.3%
ArvinMeritor, Inc.*+                                     68,250         763,035
Ascent Media Corp.- Class A*                             29,600         755,688
bebe Stores, Inc                                         80,180         502,729
Collective Brands, Inc*                                  45,550       1,037,173
Dress Barn, Inc.*+                                       54,340       1,255,254
HSN, Inc.*                                               47,990         968,918
PIER 1 Imports, Inc.*+                                   84,000         427,560
Service Corp. International                             157,250       1,287,878
Shutterfly, Inc.*+                                       50,600         901,186
Vail Resorts, Inc.*+                                     21,460         811,188
Wonder Auto Technology, Inc.*                            80,820         950,443
--------------------------------------------------------------------------------
                                                                      9,661,052
--------------------------------------------------------------------------------

MATERIALS -- 12.0%
Cabot Corp.                                              33,540         879,754
Century Aluminum Co.*+                                   29,090         470,967
Domtar Corp.*+                                           15,880         879,911
Headwaters, Inc.*                                       220,960       1,440,659
Horsehead Holding Corp.*+                                83,920       1,069,980
Kaiser Aluminum Corp.                                    22,580         939,779
Rock-Tenn Co.- Class A                                   11,590         584,252
Rockwood Holdings, Inc.*                                 48,160       1,134,650
RTI International Metals, Inc.*+                         37,840         952,433
Schweitzer-Mauduit International, Inc.+                  15,040       1,058,064
--------------------------------------------------------------------------------
                                                                      9,410,449
--------------------------------------------------------------------------------

ENERGY -- 7.1%
BZP Resources, Inc.*+                                    96,090         912,855
China North East Petroleum Holdings Ltd.*+              117,970       1,091,222
ION Geophysical Corp.*                                  112,670         667,006
Petroleum Development Corp.*                             44,500         810,345
Rosetta Resources, Inc.*                                 62,390       1,243,433
Stone Energy Corp.*                                      46,870         846,004
--------------------------------------------------------------------------------
                                                                      5,570,865
--------------------------------------------------------------------------------

UTILITIES -- 5.6%
Avista Corp.+                                            50,670       1,093,965
California Water Service Group                           21,920         807,095
Cleco Corp.+                                             32,160         878,933
Nicor, Inc.                                              18,870         794,427
NorthWestern Corp.                                       29,760         774,355
--------------------------------------------------------------------------------
                                                                      4,348,775
--------------------------------------------------------------------------------

HEALTH CARE -- 5.4%
Amedisys, Inc.*+                                         16,120         782,787
Clera Corp.*                                              9,300          64,263
Gentiva Health Services, Inc.*                           25,040         676,330
Healthspring, Inc.*                                      54,870         966,261

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 105.0% (CONTINUED)                     SHARES         VALUE
-------------------------------------------------------------------------------

HEALTH CARE -- 5.4% (CONTINUED)
Impax Laboratories, Inc.*                                63,120    $    858,432
Medicis Pharmaceutical Corp.- Class A                    32,350         875,068
-------------------------------------------------------------------------------
                                                                      4,223,141
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.3%
B&G Foods, Inc.- Class A                                 43,600         400,248
TreeHouse Foods, Inc.*+                                  15,040         584,454
-------------------------------------------------------------------------------
                                                                        984,702
-------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.3%
AboveNet, Inc.*+                                         15,980       1,039,339
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 77,995,212
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.8%
Invesco AIM Liquid Assets Portfolio**                21,548,493      21,548,493
Touchstone Institutional
    Money Market Fund^                                  259,812         259,812
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 21,808,305
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 132.8%
(Cost $83,054,576)                                                 $ 99,803,517

LIABILITIES IN EXCESS OF OTHER ASSETS -- (32.8%)                    (21,442,712)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 78,360,805
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2009, was $20,650,643.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

REIT  -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                LEVEL 1        LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks           $77,995,212    $        --    $        --    $77,995,212
Investment Funds         21,808,305             --             --     21,808,305
                        --------------------------------------------------------
                                                                     $99,803,517

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund -- December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
    AMOUNT                                                              VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 76.6%
$   2,445,056  FHLMC, Ser 2770, Class FH,
                   0.633%, 3/15/34 (a)                             $   2,448,206
    3,581,011  FHLMC, Ser 2571, Class FN,
                   0.883%, 8/15/32 (a)                                 3,578,895
      662,577  FHLMC, Ser 3033, Class BY,
                   2.485%, 9/15/35 (a)                                   574,653
    3,046,688  FHLMC, Pool #781515,
                   2.752%, 4/1/34 (a)                                  3,136,099
      383,804  FHLMC, Pool #M80853,
                   3.000%, 9/1/10                                        391,285
      769,402  FHLMC, Pool #847795,
                   3.138%, 4/1/35 (a)                                    792,934
    1,125,503  FHLMC, Pool #1L1288,
                   3.405%, 5/1/36 (a)                                  1,144,489
    2,032,381  FHLMC, Ser 2628, Class BG,
                   3.500%, 7/15/16                                     2,070,637
      877,359  FHLMC, Ser 2590, Class UL,
                   3.750%, 3/15/32                                       895,359
      436,695  FHLMC, Pool #1H2524,
                   3.903%, 8/1/35 (a)                                    451,657
    2,500,244  FHLMC, Pool #1Q0187,
                   3.903%, 12/1/36 (a)                                 2,592,318
    1,000,909  FHLMC, Ser 2594, Class YA,
                   4.000%, 4/15/23                                     1,042,787
    1,018,919  FHLMC, Ser 2586, Class WA,
                   4.000%, 12/15/32                                    1,046,025
      653,885  FHLMC, Pool #848088,
                   4.267%, 4/1/35 (a)                                    672,589
      648,858  FHLMC, Ser 2575, Class LM,
                   4.500%, 5/15/32                                       671,752
    7,090,119  FHLMC, Ser 2625, Class IO,
                   5.000%, 12/15/31                                      919,684
    1,554,088  FHLMC, Ser 3137, Class PJ,
                   5.125%, 12/15/13                                    1,560,290
       24,557  FHLMC, Pool #E64944,
                   7.000%, 7/1/11                                         25,708
      212,080  FHLMC, Pool #G11072,
                   7.500%, 12/1/15                                       231,011
       34,319  FHLMC, Pool #B15413,
                   8.000%, 3/1/11                                         35,203
      977,493  FHLMC CMO/REMIC, Ser 2705,
                   Class LB, 4.500%, 9/15/26                             992,720
      975,306  FHLMC CMO/REMIC, Ser 3073,
                   Class LA, 5.000%, 12/15/17                            994,684
    1,899,600  FHLMC CMO/REMIC, Ser 2892,
                   Class A, 5.000%, 5/15/21                            1,941,145
    1,707,457  FHLMC CMO/REMIC, Ser 2660,
                   Class PB, 5.000%, 8/15/26                           1,736,562
    1,372,483  FHLMC CMO/REMIC, Ser 3033,
                   Class AT, 5.000%, 1/15/27                           1,388,476
    1,115,652  FHLMC CMO/REMIC, Ser 3196,
                   Class PA, 5.250%, 8/15/11                           1,149,693
      952,431  FHLMC CMO/REMIC, Ser 3178,
                   Class MA, 6.000%, 10/15/26                            970,012
    3,667,335  FNMA, Ser 2003-81, Class FE,
                   0.731%, 9/25/33 (a)                                 3,656,990
      169,510  FNMA, Ser 2925, Class CF,
                   0.733%, 1/15/35 (a)                                   168,816
    2,917,487  FNMA, Ser 2004-96, Class LF,
                   1.231%, 12/25/34 (a)                                2,932,016
    3,844,103  FNMA, Ser 2003-69, Class NF,
                   1.735%, 7/25/33 (a)                                 3,854,514
      380,088  FNMA, Pool #784365,
                   2.236%, 5/1/34 (a)                                    386,690
      559,150  FNMA, Pool #806765,
                   2.329%, 11/1/34 (a)                                   570,395
      449,352  FNMA, Pool #804001,
                   2.835%, 10/1/34 (a)                                   460,099
      739,077  FNMA, Pool #725245,
                   2.982%, 2/1/34 (a)                                    762,614
    1,139,133  FNMA, Pool #810896,
                   2.987%, 1/1/35 (a)                                  1,158,813
      358,384  FNMA, Pool #743207,
                   3.055%, 10/1/33 (a)                                   366,737
      474,580  FNMA, Pool #1B2629,
                   3.125%, 11/1/34 (a)                                   486,753
    1,007,326  FNMA, Pool #813714,
                   3.650%, 1/1/35 (a)                                  1,034,986
      544,788  FNMA, Pool #735539,
                   3.844%, 4/1/35 (a)                                    552,229
      867,888  FNMA, Pool #679742,
                   3.998%, 1/1/40 (a)                                    866,530
      282,577  FNMA, Ser 2682, Class HG,
                   4.000%, 4/15/17                                       288,703
      472,050  FNMA, Ser 2003-34, Class AD,
                   4.000%, 1/25/32                                       481,900
      456,741  FNMA, Ser 2003-19, Class ME,
                   4.000%, 1/25/33                                       469,169
      765,463  FNMA, Ser 2003-33, Class AU,
                   4.000%, 3/25/33                                       787,337
    1,173,083  FNMA, Ser 2003-119, Class PU,
                   4.000%, 11/25/33                                    1,212,461
      542,665  FNMA, Ser 2003-33, Class AM,
                   4.250%, 5/25/33                                       564,922
    5,304,451  FNMA, Pool #813844,
                   4.352%, 1/1/35 (a)                                  5,451,042
      371,455  FNMA, Pool #681842,
                   4.470%, 2/1/33 (a)                                    384,244
      734,702  FNMA, Ser 2003-25, Class CE,
                   4.500%, 3/25/17                                       751,974
      978,573  FNMA, Ser 2008-95, Class AD,
                   4.500%, 12/25/23                                    1,020,811

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

  PRINCIPAL                                                             MARKET
   AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 76.6% (CONTINUED)
$     382,420  FNMA, Pool #809897,
                   4.556%, 3/1/35 (a)                               $    394,419
      360,490  FNMA, Pool #888548,
                   4.710%, 5/1/35 (a)                                    368,289
    3,591,826  FNMA, Pool #825395,
                   4.827%, 7/1/35 (a)                                  3,705,709
      489,584  FNMA, Pool #828480,
                   4.959%, 6/1/35 (a)                                    508,615
    1,069,987  FNMA, Ser 2006-26, Class QA,
                   5.500%, 6/25/26                                     1,099,777
      765,361  FNMA, Ser 2007-9, Class YA,
                   5.500%, 3/25/37                                       759,504
    2,102,151  FNMA, Ser 2006-3, Class NA,
                   6.000%, 4/25/28                                     2,138,505
       85,775  FNMA, Pool #519992, 7.000%, 10/1/14                        92,435
       16,044  FNMA, Pool #253472, 7.500%, 9/1/10                         16,253
       86,148  FNMA, Pool #535219, 7.500%, 3/1/15                         94,011
       85,720  FNMA, Pool #534851, 7.500%, 4/1/15                         93,544
      376,717  FNMA, Pool #555646, 7.500%, 9/1/16                        402,526
        4,165  FNMA, Pool #535635, 8.500%, 6/1/12                          4,294
      500,000  FNMA CMO/REMIC, Ser 2003-81,
                   Class NY, 4.500%, 9/25/16                             516,321
      785,017  FNMA CMO/REMIC, Ser 2003-106,
                   Class WC, 4.500%, 8/25/18                             795,315
    2,898,980  FNMA CMO/REMIC, Ser 2008-35,
                   Class IO, 4.500%, 4/25/23                             327,422
      603,306  FNMA CMO/REMIC, Ser 2006-2,
                   Class GH, 5.500%, 6/25/32                             619,918
      189,368  FNMA CMO/REMIC, Ser 2005-108,
                   Class GU, 5.750%, 7/25/35                             189,759
      880,875  FNMA CMO/REMIC, Ser 2006-73,
                   Class PJ, Pool #FNR 2006-73 PJ,
                   6.000%, 2/25/28                                       905,980
    1,769,772  FREDDIE MAC, Ser 2611, Class KC,
                   3.500%, 1/15/17                                     1,797,763
      541,364  FREDDIE MAC, Ser 2632, Class NE,
                   4.000%, 6/15/13                                       551,279
      889,640  FREDDIE MAC, Ser 2547, Class HB,
                   5.000%, 8/15/16                                       905,594
      655,084  FREDDIE MAC, Ser 2904, Class CM,
                   5.000%, 1/15/18                                       674,337
    1,197,142  FREDDIE MAC, Ser 2904, Class CA,
                   5.000%, 4/15/19                                     1,252,724
    1,487,396  FREDDIE MAC, Ser 3215, Class EP,
                   5.375%, 9/15/11                                     1,542,380
      609,636  FREDDIE MAC, Ser 3178, Class PA,
                   5.500%, 10/15/27                                      629,214
    1,894,493  FREDDIE MAC, Ser 3242, Class NC,
                   5.750%, 12/15/28                                    1,972,347
      546,925  FREDDIE MAC, Ser 3171, Class NE,
                   6.000%, 5/15/27                                       557,152
      936,668  GNMA, Pool #G2 80889,
                   3.000%, 4/20/34 (a)                                   951,238
        2,226  GNMA, Pool #G2 8404,
                   3.625%, 9/20/18 (a)                                     2,299
       26,457  GNMA, Pool #G2 8405,
                   4.000%, 9/20/18 (a)                                    27,189
       30,775  GNMA, Pool #G2 8287,
                   4.125%, 11/20/17 (a)                                   31,726
       40,144  GNMA, Pool #G2 8297,
                   4.125%, 12/20/17 (a)                                   41,392
       60,951  GNMA, Pool #G2 8366,
                   4.375%, 6/20/18 (a)                                    62,805
        4,718  GNMA, Pool #G2 8462,
                   4.375%, 2/20/19 (a)                                     4,874
       23,666  GNMA, Pool #G2 8103,
                   4.500%, 2/20/16 (a)                                    24,255
       73,770  GNMA, Pool #G2 8333,
                   4.500%, 3/20/18 (a)                                    75,970
       43,434  GNMA, Pool #G2 8345,
                   4.500%, 4/20/18 (a)                                    44,688
       22,058  GNMA, Pool #G2 8489,
                   4.500%, 4/20/19 (a)                                    22,725
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT
               MORTGAGE-BACKED OBLIGATIONS                          $ 86,330,165
--------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES -- 5.6%
      613,542  American Home Mortgage
                   Investment Trust, Ser 2005-2,
                   Class 5A3, 5.077%, 9/25/35                            600,037
      847,087  Banc of America Mortgage
                   Securities, Ser 2004-3,
                   Class 1A23, 4.500%, 4/25/34                           847,894
      544,364  Citicorp Mortgage Securities, Inc.,
                   Ser 2003-11, Class 2A2,
                   5.000%, 12/25/33                                      544,242
        9,606  Countrywide Home Loans,
                   Ser 2004-10, Class A2,
                   5.000%, 7/25/34                                         9,588
      499,517  First Horizon Mortgage
                   Pass-Through Trust, Ser 2005-2,
                   Class 1A1, 5.500%, 5/25/35                            499,392
    1,370,868  Prime Mortgage Trust, Ser 2003-3,
                   Class A1, 5.250%, 1/25/34                           1,365,727
    1,392,828  Wells Fargo Mortgage Backed
                   Securities, Ser 2003-17,
                   Class 1A10, 5.250%, 1/25/14                         1,406,074
    1,017,713  Wells Fargo Mortgage Backed
                   Securities, Ser 2006-16,
                   Class A12, 5.000%, 11/25/36                           993,880
--------------------------------------------------------------------------------

               TOTAL MORTGAGE-BACKED SECURITIES                     $  6,266,834
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                          MARKET
    AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
$   2,000,000  FHLMC, 6.875%, 9/15/10                               $  2,090,424
    3,000,000  Overseas Private Investment Corp.,
                   0.160%, 1/6/10 (a)                                  3,000,000
--------------------------------------------------------------------------------

               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                                          $  5,090,424
--------------------------------------------------------------------------------

               MUNICIPAL BONDS -- 3.4%
               CONNECTICUT -- 0.9%
    1,000,000  Waterbury Taxable Pension,
                   Ser 2009 2.707%, 12/1/10                            1,001,200
--------------------------------------------------------------------------------

               PENNSYLVANIA -- 2.5%
    2,750,000  Commonwealth Fing Auth PA Rev,
                   Ser A 3.860%, 6/1/11                                2,820,373
--------------------------------------------------------------------------------

               TOTAL MUNICIPAL BONDS                                $  3,821,573
--------------------------------------------------------------------------------

               CORPORATE BONDS -- 3.2%
               UTILITIES -- 1.2%
      460,000  Consolidated Natural Gas,
                   6.000%, 10/15/10                                      476,851
      920,000  Enterprise Products Operating LLC,
                   Ser K, 4.950%, 6/1/10                                 932,532
--------------------------------------------------------------------------------
                                                                       1,409,383
--------------------------------------------------------------------------------

               INDUSTRIALS -- 1.1%
    1,200,000  BAE Systems Holdings, Inc., 144a,
                   4.750%, 8/15/10                                     1,218,209
--------------------------------------------------------------------------------

               FINANCIALS -- 0.9%
      987,500  General Electric Capital Corp.,
                   5.200%, 2/1/11                                      1,030,161
--------------------------------------------------------------------------------

               TOTAL CORPORATE BONDS                                $  3,657,753
--------------------------------------------------------------------------------

               ASSET-BACKED SECURITIES -- 2.2%
    1,275,725  CNH Equipment Trust, Ser 2008-B,
                   Class A3B, 1.633%, 7/16/12 (a)                      1,280,251
      931,513  Madison Avenue Manufactured
                   Housing, Ser 2002-A, Class A1,
                   0.581%, 3/25/32 (a)                                   887,221
      297,746  Nissan Auto Lease Trust, Ser 2008-A,
                   Class A2B, 1.783%, 12/15/10 (a)                       297,746
--------------------------------------------------------------------------------

               TOTAL ASSET-BACKED SECURITIES                        $  2,465,218
--------------------------------------------------------------------------------

               COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.1%
    1,209,600  Bear Stearns Commercial Mortgage
                   Securities, Ser 2000-WF2,
                   Class A2, 7.320%, 10/15/32(a)                       1,233,338
      817,462  GE Capital Commercial Mortgage
                   Corp., Ser 2001-3, Class A1,
                   5.560%, 6/10/38                                       834,676
      263,151  Salomon Brothers Mortgage
                   Securities, Ser 2000-C2,
                   Class A2, 7.455%, 7/18/33                             263,754
--------------------------------------------------------------------------------

               TOTAL COMMERCIAL
               MORTGAGE-BACKED SECURITIES                           $  2,331,768
--------------------------------------------------------------------------------

                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------

               INVESTMENT FUND -- 2.4%
    2,647,136  Touchstone Institutional
                   Money Market Fund^                               $  2,647,136
--------------------------------------------------------------------------------

               TOTAL INVESTMENT SECURITIES -- 100.0%
               (Cost $112,089,886)                                  $112,610,871

               OTHER ASSETS IN EXCESS
               OF LIABILITIES -- 0.0%                                     16,866
--------------------------------------------------------------------------------

               NET ASSETS -- 100.0%                                 $112,627,737
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of December 31, 2009.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:

CMO   -- Collateralized Mortgage Obligation

FNMA  -- Federal National Mortgage Association

FHLMC -- Federal Home Loan Mortgage Corporation

GNMA  -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities were valued at $1,218,209 or 1.1% of net assets.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Portfolio of Investments
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Asset-Backed
  Securities           $        --    $ 2,465,218    $        --    $  2,465,218
Commercial
  Mortgage-Backed
  Securities                    --      2,331,768             --       2,331,768
Corporate Bonds                 --      3,657,753             --       3,657,753
Investment Fund          2,647,136             --             --       2,647,136
Mortgage-Backed
  Securities                    --      6,266,834             --       6,266,834
Municipal Bonds                 --      3,821,573             --       3,821,573
U.S. Government
  Agency
  Obligations                   --      5,090,424             --       5,090,424
U.S. Government
  Mortgage-Backed
  Obligations                   --     86,330,165             --      86,330,165
                       ---------------------------------------------------------
                                                                    $112,610,871

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
December 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the advisor, the administrator or sub-administrator notifies the advisor or sub-advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -- quoted prices in active markets for identical securities

o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2009, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2009, the following Funds loaned securities and received collateral as follows:

                                                  FAIR VALUE OF       VALUE OF
                                                   SECURITIES        COLLATERAL
                                                     LOANED           RECEIVED
--------------------------------------------------------------------------------
Healthcare and Biotechnology Fund                  $  7,584,071     $  7,833,580
International Growth Fund                          $  5,635,300     $  5,841,620
Mid Cap Fund                                       $ 40,624,989     $ 44,216,854
Sands Capital Select Growth Fund                   $  4,299,956     $  4,439,761
Small Cap Value Opportunities Fund                 $ 20,650,643     $ 21,548,493

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

--------------------------------------------------------------------------------
Touchstone Funds Group Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

FEDERAL TAX INFORMATION -- As of December 31, 2009, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                                  GROSS             GROSS         NET UNREALIZED
                                              FEDERAL          UNREALIZED        UNREALIZED        APPRECIATION
                                             TAX COST         APPRECIATION      DEPRECIATION      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  $   4,320,805     $     291,127     $     (48,033)     $     243,094
Core Plus Fixed Income Fund                $   6,975,484     $      23,784     $     (55,742)     $     (31,958)
Emerging Markets Equity Fund               $   7,547,688     $     770,023     $     (51,802)     $     718,221
Global Equity Fund                         $   3,109,627     $     227,855     $    (112,597)     $     115,258
Global Real Estate Fund                    $   3,044,687     $     179,223     $     (46,666)     $     132,557
Healthcare and Biotechnology Fund          $  33,835,409     $   5,474,513     $    (270,813)     $   5,203,700
Intermediate Fixed Income Fund             $ 103,015,262     $   1,699,198     $    (203,052)     $   1,496,146
International Fixed Income Fund            $   6,825,636     $      24,297     $    (190,883)     $    (166,586)
International Growth Fund                  $  38,095,510     $   5,113,927     $    (759,068)     $   4,354,859
Large Cap Relative Value Fund              $   3,483,567     $     232,051     $     (23,173)     $     208,878
Market Neutral Equity Fund                 $   9,501,520     $     952,769     $    (830,668)     $     122,101
Mid Cap Fund                               $ 180,532,993     $  23,544,142     $  (3,441,761)     $  20,102,381
Mid Cap Value Fund                         $   3,122,262     $     225,434     $     (71,743)     $     153,691
Premium Yield Equity Fund                  $  26,871,776     $   3,058,562     $  (1,929,607)     $   1,128,955
Sands Capital Select Growth Fund           $ 409,681,521     $ 119,808,123     $ (32,445,496)     $  87,362,627
Short Duration Fixed Income Fund           $  42,080,758     $     978,147     $     (31,874)     $     946,273
Small Cap Core Fund                        $  11,813,217     $     659,551     $    (123,396)     $    (536,155)
Small Cap Value Opportunities Fund         $  83,357,109     $  17,335,543     $    (889,135)     $  16,446,408
Ultra Short Duration Fixed Income Fund     $ 112,089,888     $     901,759     $    (380,776)     $     520,983

SUBSEQUENT EVENTS -- The Funds evaluated subsequent events from December 31, 2009, the date of these financial statements, through February 24, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Funds Group Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 23, 2010